UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

		Value
	Shares	(000)
Common Stocks (89.6%)
Australia (2.0%)
AGL Energy Ltd.	15,285	$169
Alumina Ltd.	36,104	91
Amcor Ltd.	71,068	313
AMP Ltd.	42,736	244
Ansell Ltd.	5,679	58
Asciano Group (c)	12,151	32
Australia & New Zealand Banking Group Ltd.	29,102	450
BHP Billiton Ltd.	108,651	2,792
BlueScope Steel Ltd.	25,162	148
Boral Ltd. (c)	47,082	236
Brambles Ltd.	31,812	199
Caltex Australia Ltd. (c)	21,562	214
Coca-Cola Amatil Ltd.	17,574	117
Commonwealth Bank of Australia	24,093	845
CSL Ltd.	8,526	257
CSR Ltd.	77,935	157
Fairfax Media Ltd.	32,240	69
Foster’s Group Ltd.	65,602	287
Insurance Australia Group Ltd.	54,613	180
James Hardie Industries N.V. (c)	37,648	154
Leighton Holdings Ltd. (c)	7,115	219
Lend Lease Corp. Ltd.	13,618	101
Macquarie Group Ltd.	6,715	210
Macquarie Infrastructure Group	74,866	143
National Australia Bank Ltd.	32,133	653
Newcrest Mining Ltd.	15,690	344
OneSteel Ltd.	26,894	99
Orica Ltd.	23,038	392
Origin Energy Ltd.	27,805	356
PaperlinX Ltd.	36,382	50
QBE Insurance Group Ltd.	22,311	482
Rio Tinto Ltd. (c)	9,435	649
Santos Ltd.	19,635	305
Sonic Healthcare Ltd.	5,616	59
Stockland REIT	1,074	5
Suncorp-Metway Ltd.	18,732	144
TABCORP Holdings Ltd.	13,036	84
Telstra Corp. Ltd.	69,366	233
Toll Holdings Ltd. (c)	12,474	70
Transurban Group (c)	24,712	112
Virgin Blue Holdings Ltd.	12,474	3
Wesfarmers Ltd.	17,577	399
Westpac Banking Corp.	33,991	602
Woodside Petroleum Ltd.	18,187	748
Woolworths Ltd.	33,517	725
		14,199
Belgium (0.6%)
AGFA-Gevaert N.V. (a)	4,251	27
Bekaert S.A.	598	80
Belgacom S.A.	8,626	327
Dexia (c)	57,337	630
Fortis (c)	94,211	592
InBev N.V. (c)	10,546	622
KBC Groep N.V.	7,903	687
Solvay S.A., Class A (c)	3,603	443
UCB S.A.	8,301	295
Umicore	7,660	238
		3,941
Brazil (0.3%)
All America Latina Logistica S.A.	43,200	297
Banco do Brasil S.A.	34,500	406
Cia Energetica de Minas Gerais S.A. (Preference)	1	—@
Cyrela Brazil Realty S.A.	42,900	433
Cyrela Commercial Properties S.A.
Empreendimentos e
Participacoes	8,580	36
Lojas Renner S.A.	29,100	339
Perdigao S.A. (a)	20,900	396
Sadia S.A. (Preference)	76,877	233
		2,140
Denmark (0.8%)
AP Moller - Maersk A/S	74	646
Danske Bank A/S	44,216	1,067
DSV A/S	11,750	187
GN Store Nord A/S (a)	67,329	296
Novo-Nordisk A/S, Class B	36,316	1,860
Novozymes A/S, Class B	2,864	255
Vestas Wind Systems A/S (a)	11,822	1,029
		5,340
Finland (1.3%)
Cargotec Corp., Class B	2,891	59
Fortum Oyj	16,886	570
Kesko Oyj, Class B	5,410	139
Kone Oyj, Class B	10,989	301
Metso Oyj (c)	23,254	572
Neste Oil Oyj	8,252	173
Nokia Oyj	267,836	4,993
Outokumpu Oyj (c)	14,599	234
Rautaruukki Oyj	5,946	119
Sampo Oyj, Class A	21,191	484
Stora Enso Oyj, Class R	41,550	410
Tietoenator Oyj (c)	12,781	189
UPM-Kymmene Oyj	36,167	569
Uponor Oyj	3,224	41
Wartsila Oyj	4,478	190
		9,043
France (8.8%)
Accor S.A. (c)	17,180	923
Air Liquide (c)	19,564	2,153
Alcatel-Lucent (a)	116,127	453
Alstom	29,584	2,231
ArcelorMittal (c)	56,165	2,812
Atos Origin S.A.	1,889	83
AXA S.A.	77,581	2,543
BNP Paribas	60,704	5,836
Bouygues	18,764	856
Cap Gemini S.A.	15,920	757
Carrefour S.A. (c)	31,579	1,490
Casino Guichard Perrachon S.A.	4,458	400
Cie de Saint-Gobain (c)	20,255	1,059
CNP Assurances	4,976	562

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
France (cont’d)
Compagnie Generale des Etablissements Michelin, Class B	4,696	$308
Credit Agricole S.A.	30,473	592
Dassault Systemes S.A.	5,148	275
Essilor International S.A. (c)	21,786	1,089
European Aeronautic Defense & Space Co. N.V. (c)	16,219	281
France Telecom S.A.	113,973	3,192
Groupe Danone (c)	27,890	1,976
Hermes International (c)	3,740	611
Imerys S.A. (c)	2,205	128
Lafarge S.A. (c)	11,729	1,238
Lagardere S.C.A.	8,523	385
L’Oreal S.A.	7,503	741
LVMH Moet Hennessy Louis Vuitton S.A.	14,481	1,279
Neopost S.A.	3,273	308
Pernod-Ricard S.A. (c)	2,608	229
Peugeot S.A. (c)	5,348	203
PPR (c)	2,823	254
Publicis Groupe	4,217	133
Renault S.A.	5,505	356
Safran S.A. (c)	5,450	95
Sanofi-Aventis S.A.	71,505	4,700
Schneider Electric S.A. (c)	22,543	1,955
SCOR SE	4,576	90
Societe BIC S.A. (c)	1,627	85
Societe Generale	24,969	2,267
Societe Television Francaise 1 (c)	11,185	198
Sodexo	9,509	563
Suez Environnement SA (a)	31,273	191
Suez S.A.	31,273	1,535
Technip S.A.	12,117	681
Thales S.A.	7,459	378
Thomson (a)	10,855	39
Total S.A.	158,616	9,569
Valeo S.A.	5,295	161
Vallourec	2,815	612
Veolia Environnement	27,873	1,149
Vinci S.A.	18,715	884
Vivendi	39,320	1,230
Zodiac S.A.	631	30
		62,148
Germany (7.9%)
Adidas AG	12,040	647
Allianz SE (Registered)	21,832	3,003
Altana AG	3,752	56
Arcandor AG (a)	4,851	16
BASF AG	55,758	2,672
Bayer AG	53,231	3,885
Beiersdorf AG	8,080	517
Celesio AG	6,488	285
Commerzbank AG	40,385	603
Continental AG (c)	7,896	648
Daimler AG	49,424	2,498
Deutsche Bank AG (Registered)	27,156	1,932
Deutsche Boerse AG (c)	9,492	865
Deutsche Lufthansa AG (Registered) (c)	13,860	273
Deutsche Post AG (Registered)	43,545	918
Deutsche Postbank AG	3,327	127
Deutsche Telekom AG	220,536	3,384
E.ON AG	131,937	6,682
Fresenius Medical Care AG & Co. KGaA	15,577	802
Heidelberger Druckmaschinen (c)	3,527	56
Henkel KGaA (Non-Voting Shares)	11,107	408
Hochtief AG	3,737	178
Hypo Real Estate Holding AG (c)	12,740	75
Infineon Technologies AG (a)	35,063	198
Linde AG	7,963	854
MAN AG	10,493	705
Merck KGaA	4,759	511
Metro AG	19,246	964
Muenchener Rueckversicherungs AG (Registered)	11,021	1,664
Porsche Automobil Holding SE (Non-Voting Shares)	9,000	963
Puma AG Rudolf Dassler Sport	768	210
RWE AG	28,097	2,702
RWE AG (Non-Voting Shares)	2,201	159
SAP AG (c)	106,235	5,705
Siemens AG (Registered)	54,201	5,087
Suedzucker AG (c)	28,507	417
ThyssenKrupp AG	20,911	629
TUI AG (c)	12,933	215
Volkswagen AG (c)	9,553	3,758
Volkswagen AG (Non-Voting Shares)	5,703	711
		55,982
Greece (0.6%)
Alpha Bank A.E.	36,313	799
EFG Eurobank Ergasias S.A.	23,085	425
National Bank of Greece S.A.	41,798	1,718
OPAP S.A.	12,910	395
Piraeus Bank S.A.	35,575	747
Titan Cement Co., S.A.	3,950	130
		4,214
Hong Kong (1.5%)
Agile Property Holdings Ltd.	291,280	134
Bank of East Asia Ltd.	75,976	237
BOC Hong Kong Holdings Ltd.	168,000	299
Cathay Pacific Airways Ltd. (c)	48,000	82
Chaoda Modern Agriculture Holdings Ltd.	170,100	143
Cheung Kong Holdings Ltd.	70,000	794
Cheung Kong Infrastructure Holdings Ltd.	26,000	122
China Resources Enterprise Ltd.	102,000	249
China Resources Land Ltd.	145,000	152
China Travel International Investment Hong Kong Ltd.	768,000	174
Chow Sang Sang Holdings	57,438	33
CLP Holdings Ltd.	78,811	636

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Hong Kong (cont’d)
Daphne International Holdings Ltd. (c)	321,200	$142
Esprit Holdings Ltd.	43,800	269
Hang Lung Properties Ltd.	234,500	553
Hang Seng Bank Ltd.	32,600	609
Henderson Land Development Co., Ltd.	34,000	152
Hong Kong & China Gas Co., Ltd.	209,466	477
Hong Kong Exchanges & Clearing Ltd.	48,500	603
HongKong Electric Holdings	63,500	400
Hopewell Holdings Ltd.	30,000	108
Hutchison Telecommunications International Ltd. (a)	64,000	72
Hutchison Whampoa Ltd.	96,282	733
Hysan Development Co., Ltd.	32,601	85
Kerry Properties Ltd.	20,456	67
Kingboard Chemical Holdings Ltd.	32,000	108
Li & Fung Ltd.	235,757	576
Li Ning Co. Ltd. (c)	94,000	165
Link (The) REIT	80,841	167
MTR Corp., Ltd.	66,687	197
New World China Land Ltd. (c)	271,600	64
New World Development Ltd.	111,707	125
Noble Group Ltd.	128,000	121
NWS Holdings Ltd.	74	—@
PCCW Ltd.	171,490	71
Rexcapital Financial Holdings Ltd. (a)(c)	891,948	37
Shangri-La Asia Ltd.	48,636	70
Sino Land Co.	56,509	64
Sun Hung Kai Properties Ltd.	89,500	919
Swire Pacific Ltd., Class A	42,000	370
Television Broadcasts Ltd.	14,000	59
Wharf Holdings Ltd.	56,662	162
Yue Yuen Industrial Holdings Ltd.	27,500	75
		10,675
Indonesia (0.1%)
Astra International Tbk PT	258,000	462

Italy (0.3%)
Alleanza Assicurazioni S.p.A.	13,573	124
Assicurazioni Generali S.p.A.	38,137	1,262
UniCredit S.p.A.	193,182	714
		2,100
Japan (26.5%)
77 Bank Ltd. (The)	76,000	382
Acom Co., Ltd. (c)	2,980	102
Advantest Corp. (c)	20,990	446
Aeon Co., Ltd.	44,800	455
Aeon Credit Service Co., Ltd. (c)	3,600	36
Aeon Mall Co., Ltd.	400	12
Aiful Corp. (c)	2,500	19
Aioi Insurance Co., Ltd.	3,000	15
Ajinomoto Co., Inc.	72,400	687
Alps Electric Co., Ltd. (c)	16,000	126
Amada Co., Ltd.	29,000	160
Aozora Bank Ltd.	3,100	5
Asahi Breweries Ltd.	21,800	381
Asahi Glass Co., Ltd.	125,800	1,115
Asahi Kasei Corp.	118,000	499
Asatsu-DK, Inc. (c)	3,800	108
Astellas Pharma, Inc.	45,800	1,924
Bank of Kyoto Ltd. (The) (c)	27,000	276
Bank of Yokohama Ltd. (The)	177,000	859
Benesse Corp.	5,900	241
Bridgestone Corp.	89,200	1,673
Canon, Inc.	94,300	3,526
Casio Computer Co., Ltd.	38,400	361
Central Japan Railway Co.	148	1,397
Chiba Bank Ltd. (The)	76,000	392
Chiyoda Corp.	21,000	155
Chubu Electric Power Co., Inc.	48,300	1,141
Chugai Pharmaceutical Co., Ltd.	24,107	392
Chuo Mitsui Trust Holdings, Inc.	62,545	335
Citizen Holdings Co., Ltd. (c)	32,700	226
Coca-Cola West Holdings Co., Ltd.	700	16
COMSYS Holdings Corp.	18,000	156
Credit Saison Co., Ltd.	7,100	115
CSK Holdings Corp. (c)	7,100	105
Dai Nippon Printing Co., Ltd.	43,600	590
Daicel Chemical Industries Ltd.	15,000	68
Daiichi Sankyo Co., Ltd.	62,200	1,588
Daikin Industries Ltd.	18,100	614
Dainippon Ink & Chemicals, Inc.	62,000	117
Daito Trust Construction Co., Ltd.	16,100	602
Daiwa House Industry Co., Ltd. (c)	83,600	797
Daiwa Securities Group, Inc. (c)	181,000	1,297
Denki Kagaku Kogyo KK	42,000	111
Denso Corp.	64,050	1,573
Dowa Holdings, Co., Ltd.	57,000	257
East Japan Railway Co.	362	2,699
Ebara Corp. (c)	34,800	92
Eisai Co., Ltd. (c)	21,402	832
FamilyMart Co., Ltd. (c)	5,900	249
Fanuc Ltd.	18,900	1,426
Fast Retailing Co., Ltd. (c)	8,900	905
Fuji Electric Holdings Co., Ltd. (c)	15,000	36
Fuji Media Holdings, Inc.	36	46
Fuji Soft, Inc. (c)	3,500	61
FUJIFILM Holdings Corp.	44,800	1,161
Fujikura Ltd.	25,000	97
Fujitsu Ltd.	169,200	945
Fukuoka Financial Group, Inc.	104,000	385
Furukawa Electric Co., Ltd. (c)	60,800	268
Gunma Bank Ltd. (The)	3,000	17
H2O Retailing Corp. (c)	10,000	61
Hachijuni Bank Ltd. (The)	3,000	16
Hirose Electric Co., Ltd. (c)	2,700	258
Hiroshima Bank Ltd. (The)	5,000	19
Hitachi Construction Machinery Co., Ltd. (c)	3,100	76
Hitachi Ltd. (c)	307,000	2,111
Hokkaido Electric Power Co., Inc. (c)	9,700	203
Hokuhoku Financial Group, Inc.	198,000	436

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Honda Motor Co., Ltd.	152,104	$4,518
Hoya Corp.	37,900	751
Ibiden Co., Ltd.	11,200	273
IHI Corp. (c)	106,000	166
INPEX Corp.	45	390
Isetan Mitsukoshi Holdings Ltd. (a)(c)	30,880	363
IT Holdings Corp. (a)	3,304	48
Ito En Ltd. (c)	2,100	27
Ito En Ltd. (Preference)	630	6
Itochu Corp.	168,000	1,016
Itochu Techno-Solutions Corp.	2,900	73
J Front Retailing Co., Ltd.	38,000	220
Jafco Co., Ltd.	300	11
Japan Airlines Corp. (a)(c)	89,000	183
Japan Prime Realty Investment Corp. REIT	3	7
Japan Real Estate Investment Corp. REIT	52	418
Japan Retail Fund Investment Corp. REIT	47	193
Japan Tobacco, Inc.	383	1,442
JFE Holdings, Inc.	36,700	1,142
JGC Corp.	27,000	428
Joyo Bank Ltd. (The) (c)	136,000	620
JS Group Corp. (c)	25,000	316
JSR Corp.	14,800	194
Kajima Corp. (c)	129,400	393
Kamigumi Co., Ltd.	1,000	7
Kaneka Corp.	24,000	133
Kansai Electric Power Co., Inc. (The)	68,900	1,529
Kao Corp.	58,000	1,554
Kawasaki Heavy Industries Ltd.	106,000	225
Kawasaki Kisen Kaisha Ltd. (c)	6,000	37
Keihin Electric Express Railway Co., Ltd. (c)	38,000	249
Keio Corp. (c)	23,000	124
Keyence Corp.	3,300	656
Kikkoman Corp.	12,000	161
Kinden Corp.	1,000	9
Kintetsu Corp. (c)	168,200	588
Kirin Brewery Co., Ltd.	54,400	715
Kobe Steel Ltd.	189,000	382
Kokuyo Co., Ltd.	6,600	51
Komatsu Ltd.	110,300	1,785
Konami Corp.	9,900	249
Konica Minolta Holdings, Inc.	42,000	484
Kubota Corp.	151,000	951
Kuraray Co., Ltd.	34,000	335
Kurita Water Industries Ltd.	6,700	157
Kyocera Corp.	15,000	1,137
Kyowa Hakko Kogyo Co., Ltd.	27,028	285
Kyushu Electric Power Co., Inc.	30,100	630
Lawson, Inc.	5,500	255
Leopalace21 Corp.	11,600	89
Mabuchi Motor Co., Ltd. (c)	2,700	123
Marubeni Corp.	226,000	1,021
Marui Group Co., Ltd. (c)	40,900	307
Matsui Securities Co., Ltd. (c)	18,000	131
Meiji Dairies Corp. (c)	20,000	106
Meiji Seika Kaisha Ltd. (c)	22,000	99
Meitec Corp. (c)	2,700	72
Millea Holdings, Inc.	82,352	2,988
Minebea Co., Ltd.	37,000	139
Mitsubishi Chemical Holdings Corp.	86,500	458
Mitsubishi Corp.	149,600	3,113
Mitsubishi Electric Corp.	213,800	1,441
Mitsubishi Estate Co., Ltd.	107,000	2,103
Mitsubishi Heavy Industries Ltd. (c)	362,000	1,565
Mitsubishi Logistics Corp. (c)	8,000	102
Mitsubishi Materials Corp.	184,000	579
Mitsubishi Rayon Co., Ltd.	48,000	119
Mitsubishi UFJ Financial Group, Inc.	865,646	7,519
Mitsui & Co., Ltd.	180,800	2,234
Mitsui Chemicals, Inc.	48,000	212
Mitsui Fudosan Co., Ltd.	76,400	1,471
Mitsui Mining & Smelting Co., Ltd. (c)	110,000	254
Mitsui OSK Lines Ltd.	16,000	138
Mitsui Sumitomo Insurance Group Holdings, Inc.	40,400	1,366
Mizuho Financial Group, Inc.	1,043	4,576
Mizuho Trust & Banking Co., Ltd. (c)	6,000	8
Murata Manufacturing Co., Ltd.	18,600	746
Namco Bandai Holdings, Inc.	2,400	26
NEC Corp.	183,400	778
NEC Electronics Corp. (a)(c)	5,500	114
NGK Insulators Ltd.	38,600	469
NGK Spark Plug Co., Ltd. (c)	23,000	224
Nidec Corp.	9,900	609
Nikon Corp. (c)	30,000	713
Nintendo Co., Ltd.	7,300	3,039
Nippon Building Fund, Inc. REIT	63	605
Nippon Electric Glass Co., Ltd.	28,500	258
Nippon Express Co., Ltd.	89,800	401
Nippon Meat Packers, Inc.	21,600	328
Nippon Mining Holdings, Inc.	49,500	201
Nippon Oil Corp.	153,800	778
Nippon Paper Group, Inc. (c)	80	234
Nippon Sheet Glass Co., Ltd. (c)	43,000	222
Nippon Steel Corp.	478,000	1,810
Nippon Telegraph & Telephone Corp.	280	1,247
Nippon Yusen KK (c)	113,000	733
Nipponkoa Insurance Co., Ltd.	3,000	17
Nishi-Nippon City Bank Ltd. (The)	58,000	145
Nissan Chemical Industries Ltd.	13,000	120
Nissan Motor Co., Ltd. (c)	226,000	1,516
Nisshin Seifun Group, Inc.	14,500	194
Nisshinbo Industries, Inc. (c)	7,000	69
Nissin Foods Holdings Co., Ltd. (c)	7,400	263
Nitto Denko Corp.	20,400	518
Nomura Holdings, Inc.	258,300	3,333
Nomura Real Estate Holdings, Inc. (c)	500	12

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Nomura Real Estate Office Fund, Inc. REIT	1	$7
Nomura Research Institute Ltd.	12,600	256
NSK Ltd. (c)	71,000	411
NTN Corp. (c)	51,000	266
NTT Data Corp.	139	544
NTT DoCoMo, Inc.	382	616
NTT Urban Development Corp.	7	8
Obayashi Corp.	88,000	449
Obic Co., Ltd.	820	134
OJI Paper Co., Ltd. (c)	110,400	551
Oki Electric Industry Co., Ltd. (a)(c)	51,000	54
Okumura Corp. (c)	24,000	92
Olympus Corp. (c)	13,000	380
Omron Corp.	20,500	315
Onward Holdings Co., Ltd.	20,000	208
Oracle Corp. Japan (c)	3,300	150
Oriental Land Co., Ltd. (c)	6,500	439
ORIX Corp.	1,030	127
Osaka Gas Co., Ltd.	179,600	615
Panasonic Corp.	202,000	3,506
Panasonic Electric Works Co., Ltd.	31,000	276
Pioneer Corp.	16,854	111
Promise Co., Ltd. (c)	3,500	67
Resona Holdings, Inc. (c)	519	688
Ricoh Co., Ltd.	60,000	834
Rohm Co., Ltd.	15,100	829
Sanken Electric Co., Ltd. (c)	16,000	67
Sanyo Electric Co., Ltd. (a)(c)	168,000	292
Sapporo Holdings Ltd.	12,002	99
SBI Holdings, Inc.	946	142
Secom Co., Ltd.	16,700	698
Seiko Epson Corp. (c)	11,200	258
Sekisui Chemical Co., Ltd.	51,000	304
Sekisui House Ltd.	100,600	924
Seven & I Holdings Co., Ltd.	73,800	2,124
Sharp Corp.	83,200	898
Shimachu Co., Ltd.	6,300	143
Shimamura Co., Ltd. (c)	2,400	161
Shimano, Inc. (c)	9,900	340
Shimizu Corp.	92,600	443
Shin-Etsu Chemical Co., Ltd.	38,796	1,847
Shinko Securities Co., Ltd.	66,000	186
Shinsei Bank Ltd.	168,000	514
Shionogi & Co., Ltd.	25,000	506
Shiseido Co., Ltd. (c)	36,000	806
Shizuoka Bank Ltd. (The)	65,000	640
Showa Denko KK	62,000	131
Showa Shell Sekiyu KK	16,700	161
SMC Corp. (c)	6,600	690
Softbank Corp. (c)	93,000	1,202
Sompo Japan Insurance, Inc.	93,000	782
Sony Corp.	70,997	2,196
Sony Financial Holdings, Inc.	8	32
Stanley Electric Co., Ltd.	6,900	101
Sumitomo Chemical Co., Ltd.	134,600	587
Sumitomo Corp. (c)	109,600	1,021
Sumitomo Electric Industries Ltd.	68,500	745
Sumitomo Heavy Industries Ltd.	44,000	211
Sumitomo Metal Industries Ltd.	285,000	868
Sumitomo Metal Mining Co., Ltd.	103,800	1,033
Sumitomo Mitsui Financial Group, Inc.	519	3,251
Sumitomo Realty & Development Co., Ltd. (c)	33,000	718
Sumitomo Trust & Banking Co., Ltd. (The)	139,000	922
Suruga Bank Ltd.	2,000	23
T&D Holdings, Inc.	25,550	1,362
Taiheiyo Cement Corp.	61,000	89
Taisei Corp. (c)	126,000	332
Taisho Pharmaceutical Co., Ltd.	13,441	266
Taiyo Yuden Co., Ltd.	8,000	79
Takara Holdings, Inc.	7,000	49
Takashimaya Co., Ltd. (c)	37,000	323
Takeda Pharmaceutical Co., Ltd. (c)	75,600	3,807
Takefuji Corp. (c)	4,690	60
TDK Corp.	11,500	576
Teijin Ltd.	84,400	254
Terumo Corp.	19,700	1,015
THK Co., Ltd.	3,900	61
Tobu Railway Co., Ltd. (c)	91,400	444
Toho Co., Ltd. (c)	7,300	152
Tohoku Electric Power Co., Inc. (c)	40,600	872
Tokyo Broadcasting System, Inc.	10,400	178
Tokyo Electric Power Co., Inc. (The)	100,700	2,482
Tokyo Electron Ltd.	22,900	1,020
Tokyo Gas Co., Ltd.	210,600	871
Tokyo Tatemono Co., Ltd. (c)	25,000	120
Tokyu Corp.	102,400	490
Tokyu Land Corp.	2,000	7
TonenGeneral Sekiyu KK (c)	33,000	271
Toppan Printing Co., Ltd.	42,600	332
Toray Industries, Inc. (c)	118,100	554
Toshiba Corp. (c)	263,000	1,136
Tosoh Corp.	46,000	136
Toto Ltd. (c)	50,600	374
Toyo Seikan Kaisha Ltd. (c)	18,900	290
Toyoda Gosei Co., Ltd.	800	14
Toyota Industries Corp.	9,350	236
Toyota Motor Corp.	245,900	10,440
Trend Micro, Inc. (c)	10,700	407
Unicharm Corp.	3,900	299
UNY Co., Ltd. (c)	12,000	122
Urban Corp.	1,600	—@
Ushio, Inc.	4,000	65
USS Co., Ltd.	3,110	200
Wacoal Holdings Corp. (c)	7,000	78
West Japan Railway Co.	38	162
Yahoo! Japan Corp. (c)	1,659	533
Yakult Honsha Co., Ltd.	10,000	308
Yamada Denki Co., Ltd.	11,090	841
Yamaha Corp.	10,100	173
Yamaha Motor Co., Ltd.	3,100	42
Yamato Holdings Co., Ltd.	27,000	302

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Yamazaki Baking Co., Ltd.	9,000	$108
Yokogawa Electric Corp. (c)	19,500	126
		186,249
Mexico (0.2%)
Corp. GEO S.A.B. de C.V. (a)	91,400	215
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	8,600	380
Urbi Desarrollos Urbanos S.A. de C.V. (a)	46,400	109
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	165,317	579
		1,283
Netherlands (2.7%)
Aegon N.V.	151,047	1,350
Akzo Nobel N.V.	15,671	753
ASML Holding N.V.	31,280	559
Fugro N.V. CVA	8,450	499
Heineken N.V.	66,985	2,699
ING Groep N.V. CVA	85,324	1,856
Koninklijke DSM N.V. (c)	9,080	428
Koninklijke Philips Electronics N.V.	62,599	1,714
OCE N.V.	8,354	60
Reed Elsevier N.V. (c)	35,115	523
Royal KPN N.V.	135,412	1,952
SBM Offshore N.V.	21,004	452
TNT N.V.	46,071	1,289
Unilever N.V. CVA	151,630	4,284
Wolters Kluwer N.V.	22,716	463
		18,881
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd. (c)	19,672	36

Norway (1.4%)
Acergy S.A. (c)	43,000	432
Aker Kvaerner ASA	51,860	831
DNB NOR ASA	22,725	176
Norsk Hydro ASA	52,107	352
Orkla ASA	58,280	536
Prosafe Production Public Ltd. (a)	45,380	111
Prosafe SE (c)	45,380	245
SeaDrill Ltd.	62,300	1,280
StatoilHydro ASA	156,219	3,724
Tandberg ASA (c)	14,060	190
Telenor ASA	56,303	692
TGS Nopec Geophysical Co. ASA (a)(c)	26,200	210
Yara International ASA (c)	27,938	981
		9,760
Poland (0.6%)
Agora S.A.	5,609	64
Asseco Poland S.A.	3,135	82
Bank BPH S.A. (a)	1,378	40
Bank Pekao S.A.	16,530	1,196
Bank Zachodni WBK S.A.	3,886	250
Grupa Kety S.A.	163	5
KGHM Polska Miedz S.A.	12,785	269
Polski Koncern Naftowy Orlen	45,510	655
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	1,045
Telekomunikacja Polska S.A.	105,261	1,007
		4,613
Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered), Class R (c)	115,280	188
Brisa-Auto Estradas de Portugal S.A. (c)	23,604	235
Energias de Portugal S.A.	24,260	102
Portugal Telecom SGPS S.A. (c)	51,851	525
Zon Multimedia Servicos de Telecommicacoes e Multimedia SGPS S.A. (c)	17,166	128
		1,178
Russia (0.1%)
Unified Energy System OAO GDR (a)	2,650	190
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	5,600	397
		587
Singapore (1.3%)
Ascendas REIT	79,000	105
CapitaCommercial Trust REIT	79,000	73
CapitaLand Ltd.	135,000	294
CapitaMall Trust REIT	90,500	144
City Developments Ltd.	45,719	286
ComfortDelgro Corp., Ltd.	147,477	154
Cosco Corp. Singapore Ltd.	84,000	90
DBS Group Holdings Ltd.	89,612	1,060
Fraser & Neave Ltd. (c)	78,000	196
Golden Agri-Resources Ltd.	410,500	92
Jardine Cycle & Carriage Ltd.	11,034	122
Keppel Corp. Ltd.	100,000	555
Olam International Ltd. (c)	104,000	133
Oversea-Chinese Banking Corp.	193,712	981
Parkway Holdings Ltd.	68,000	91
Raffles Education Corp. Ltd. (c)	52,862	27
SembCorp Industries Ltd.	81,183	185
SembCorp Marine Ltd. (c)	69,000	146
Singapore Airlines Ltd.	55,000	550
Singapore Exchange Ltd. (c)	69,539	301
Singapore Press Holdings Ltd.	101,028	281
Singapore Technologies Engineering Ltd.	104,296	199
Singapore Telecommunications Ltd.	618,015	1,415
United Overseas Bank Ltd.	93,389	1,106
UOL Group Ltd.	44,189	78
Venture Corp., Ltd.	14,444	79
Wilmar International Ltd.	73,000	130
		8,873
South Africa (0.0%)
Mondi Ltd.	15,516	82

Spain (3.7%)
Abertis Infraestructuras S.A. (c)	22,215	440
Acerinox S.A. (c)	12,700	227
Antena 3 de Television S.A. (c)	6,882	51

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Spain (cont’d)
Banco Bilbao Vizcaya Argentaria S.A.	224,618	$3,641
Banco Popular Espanol S.A. (c)	62,536	749
Banco Santander S.A.	419,263	6,347
Cintra Concesiones de Infraestructuras de Transporte S.A. (c)	10,671	127
Gas Natural SDG S.A. (c)	21,191	788
Iberdrola S.A.	124,444	1,272
Inditex S.A. (c)	11,867	506
Indra Sistemas S.A.	3,324	79
Mapfre S.A.	39,431	172
Metrovacesa S.A.	1,310	93
Repsol YPF S.A.	55,079	1,627
Telefonica S.A.	420,431	10,051
Union Fenosa S.A.	9,063	222
		26,392
Sweden (2.0%)
Alfa Laval AB	5,552	58
Assa Abloy AB, Class B (c)	22,730	276
Atlas Copco AB, Class B	27,294	277
Atlas Copco AB, Class A (c)	48,396	554
Electrolux AB, Class B (c)	12,800	152
Eniro AB (c)	7,721	27
Fabege AB	5,031	28
Getinge AB, Class B (c)	33,047	681
Hennes & Mauritz AB, Class B	20,050	816
Holmen AB, Class B (c)	3,400	111
Husqvarna AB, Class B (c)	12,800	97
Lundin Petroleum AB (a)(c)	35,214	294
Modern Times Group AB, Class B	3,337	121
Niscayah Group AB, Class B	800	1
Nordea Bank AB	179,387	2,153
Sandvik AB (c)	72,690	772
Securitas AB, Class B	800	9
Skandinaviska Enskilda Banken AB, Class A (c)	29,906	470
Skanska AB, Class B	22,590	258
Ssab Svenskt Stal AB, Class A	11,481	183
Svenska Cellulosa AB, Class B	38,766	411
Svenska Handelsbanken AB, Class A	50,144	1,123
Swedish Match AB	33,083	577
Tele2 AB, Class B	11,167	127
Telefonaktiebolaget LM Ericsson, Class B	270,391	2,549
TeliaSonera AB (c)	116,337	664
Volvo AB, Class A	33,275	284
Volvo AB, Class B (c)	78,425	712
Wihlborgs Fastigheter AB	1,320	18
		13,803
Switzerland (7.7%)
ABB Ltd. (Registered) (a)	134,563	2,581
Baloise Holding AG	2,251	154
Ciba Holding AG (c)	3,932	169
Compagnie Financiere Richemont S.A., Class A	31,299	1,390
Credit Suisse Group (Registered)	72,859	3,469
Geberit AG (Registered) (c)	2,697	332
Givaudan S.A. (Registered)	412	342
Holcim Ltd. (Registered)	13,545	991
Julius Baer Holding AG	9,746	479
Kudelski S.A.	3,786	46
Logitech International S.A. (Registered) (a)(c)	16,843	384
Lonza Group AG (Registered) (c)	2,820	351
Nestle S.A. (Registered)	310,060	13,411
Nobel Biocare Holding AG (Registered) (c)	29,265	981
Novartis AG (Registered)	166,255	8,696
OC Oerlikon Corp. AG (Registered) (a)(c)	461	91
Roche Holding AG (Genusschein)	49,999	7,794
Schindler Holding AG	4,673	279
STMicroelectronics N.V.	49,380	502
Straumann Holding AG (Registered)	2,665	732
Sulzer AG (Registered)	390	41
Swatch Group AG (The)	3,443	114
Swatch Group AG (The), Class B (c)	1,889	350
Swiss Life Holding AG (a)	1,505	219
Swiss Reinsurance (Registered) (c)	31,973	1,786
Swisscom AG (Registered)	1,542	460
Syngenta AG (Registered)	9,800	2,081
Synthes, Inc.	12,406	1,714
UBS AG (Registered) (a)(c)	108,818	1,881
Zurich Financial Services AG (Registered)	7,860	2,179
		53,999
Turkey (0.2%)
Akbank T.A.S.	37,001	189
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	10,025	103
Asya Katilim Bankasi A.S. (a)	26,307	41
BIM Birlesik Magazalar A.S.	1,979	61
Enka Insaat ve Sanayi A.S.	10,483	71
Eregli Demir ve Celik Fabrikalari T.A.S.	23,431	119
Haci Omer Sabanci Holding A.S.	20,982	79
KOC Holding A.S. (a)	17,183	53
Migros Turk T.A.S.	4,167	72
Tekfen Holding A.S.	6,900	38
Tupras Turkiye Petrol Rafine	5,361	99
Turk Telekomunikasyon A.S. (a)	24,400	73
Turkcell Iletisim Hizmet A.S.	27,296	168
Turkiye Garanti Bankasi A.S. (a)	83,368	199
Turkiye Halk Bankasi A.S.	14,700	66
Turkiye Is Bankasi A.S., Class C	41,414	173
Turkiye Vakiflar Bankasi T.A.O., Class D	35,988	60
Yapi ve Kredi Bankasi A.S. (a)	36,157	76
		1,740
United Kingdom (18.8%)
3I Group plc	26,321	332
Amec plc	17,420	198

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Anglo American plc	90,611	$3,029
ARM Holdings plc	97,286	166
Arriva plc	7,994	99
AstraZeneca plc	106,053	4,641
Aviva plc	218,339	1,899
BAE Systems plc	248,183	1,821
Balfour Beatty plc	36,985	199
Barclays plc	356,182	2,164
Barratt Developments plc	10,060	19
BBA Aviation plc	29,049	59
Berkeley Group Holdings plc (a)	4,737	65
BG Group plc	228,741	4,145
BHP Billiton plc	147,443	3,335
BP plc	1,251,037	10,415
British Airways plc	38,150	115
British American Tobacco plc	118,943	3,886
British Sky Broadcasting Group plc	98,100	730
BT Group plc, Class A	664,446	1,919
Bunzl plc	30,998	363
Burberry Group plc	25,657	180
Cadbury plc	78,231	788
Capita Group plc (The)	7,802	97
Carnival plc	13,876	416
Centrica plc	184,716	1,034
Close Brothers Group plc	12,578	126
Cobham plc	86,897	294
Compass Group plc	167,416	1,042
CSR plc (a)	9,333	43
Daily Mail & General Trust, Class A	17,441	101
Diageo plc	199,287	3,374
DSG International plc	77,930	67
Electrocomponents plc	52,439	153
Enterprise Inns plc	56,558	182
Experian plc	33,018	219
Firstgroup plc	26,030	247
Friends Provident plc	167,331	288
G4S plc	13,896	50
Galiform plc	6,439	3
GKN plc	27,325	96
GlaxoSmithKline plc	399,730	8,636
Hays plc	19,415	28
HBOS plc	222,695	506
Home Retail Group plc	33,004	140
HSBC Holdings plc	638,794	10,345
ICAP plc	3,278	21
IMI plc	34,365	231
Imperial Tobacco Group plc	54,520	1,752
Intercontinental Hotels Group plc	27,651	342
International Power plc	17,046	110
Invensys plc (a)	14,449	53
ITV plc	338,573	254
J. Sainsbury plc	82,787	519
Johnson Matthey plc	12,027	291
Kesa Electricals plc	11,073	22
Kingfisher plc	47,091	112
Ladbrokes plc	45,479	154
Legal & General Group plc	563,408	1,019
Lloyds TSB Group plc	375,827	1,563
LogicaCMG plc	68,948	134
London Stock Exchange Group plc	1,887	29
Man Group plc	138,812	852
Marks & Spencer Group plc	67,228	243
Meggitt plc	39,264	133
Melrose plc	865	2
Misys plc	35,640	78
Mitchells & Butlers plc	37,375	148
Mondi plc	38,791	181
National Express Group plc	8,059	117
National Grid plc	208,740	2,652
Next plc	10,558	194
Old Mutual plc	179,480	251
Pearson plc	44,419	480
Persimmon plc	11,329	82
Prudential plc	161,296	1,485
Punch Taverns plc	20,050	49
Reckitt Benckiser Group plc	68,984	3,340
Reed Elsevier plc	60,695	602
Rentokil Initial plc	22,066	27
Rexam plc	35,525	249
Rio Tinto plc	67,567	4,204
Rolls-Royce Group plc (a)	135,114	811
Royal Bank of Scotland Group plc	907,741	3,007
Royal Dutch Shell plc, Class A	254,863	7,362
Royal Dutch Shell plc, Class B	178,089	5,052
RSA Insurance Group plc	114,210	308
SABMiller plc	52,818	1,032
Sage Group plc (The)	116,443	405
Schroders plc	3,605	66
Scottish & Southern Energy plc	65,754	1,672
Serco Group plc	5,648	37
Severn Trent plc	21,832	527
Signet Jewelers Ltd.	3,129	63
Smith & Nephew plc	149,103	1,572
Smiths Group plc	28,691	518
Stagecoach Group plc	20,194	92
Standard Chartered plc	38,553	936
Standard Life plc	45,259	196
Tate & Lyle plc	42,628	292
Taylor Wimpey plc	47,484	30
Tesco plc	465,421	3,237
Thomson Reuters plc	13,174	294
TI Automotive Ltd., Class A (a)(d)(l)	1,505	—
Tomkins plc	73,941	205
Unilever plc	80,414	2,183
United Business Media Ltd.	14,172	125
United Utilities Group plc	11,836	146
Vodafone Group plc	4,122,072	9,106
Whitbread plc	15,655	297
William Hill plc	32,757	138
Wolseley plc	43,851	334
WPP Group plc	134,008	1,088
Xstrata plc	44,545	1,379

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Yell Group plc	35,425	$49
		132,588
Total Common Stocks (Cost $678,125)		630,308

No. of
Rights
Rights (0.0%)
Japan (0.0%)
Dowa Holdings, Co., Ltd., expires 1/29/10 (Cost $—)	49,000	—

No. of
Warrants
Warrants (0.0%)
Malaysia (0.0%)
IJM Land Bhd, expires 9/11/13 (Cost $—) (a)	39,680	3

Shares
Short-Term Investments (18.5%)
Securities held as Collateral on Loaned Securities (9.7%)
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	61,004,293	61,004

	Face Amount
	(000)
Short-Term Debt (1.0%)
Bancaja,
2.96%, 11/12/08 (h)	$1,301	1,301
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	5,728	5,728
		7,029
		68,033

	Shares
Investment Company (8.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	62,069,749	62,070
Total Short-Term Investments (Cost $130,103)		130,103
Total Investments (108.1%) (Cost $808,228) — Including $63,838 of Securities Loaned (v)+		760,414
Liabilities in Excess of Other Assets (-8.1%)		(56,709)
Net Assets (100%)		$703,705

(a)           Non-income producing security.

(c)           All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $63,838,000. This was secured by collateral of $68,033,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $239,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)           Securities were valued at fair value — At September 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.

(l)            Security has been deemed illiquid at September 30, 2008.

(o)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $74,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $2,884,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $279,779,000 and $228,192,000, respectively.

(v)           The approximate market value and percentage of total investments, $626,063,000 and 82.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@            Value is less than $500.

+              At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $808,228,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $47,814,000 of which $63,396,000 related to appreciated securities and $111,210,000 related to depreciated securities.

ADR       American Depositary Receipt

CVA       Certificaten Van Aandelen

GDR        Global Depositary Receipt

REIT       Real Estate Investment Trust

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	3,385	$2,666	12/11/08	USD	2,707	$2,707	$41
AUD	1,316	1,039	10/3/08	USD	1,039	1,039	— @
CHF	2,077	1,860	12/11/08	USD	1,833	1,833	(27)
CHF	1,299	1,164	12/11/08	USD	1,199	1,199	35
EUR	2,594	3,664	12/11/08	USD	3,660	3,660	(4)
EUR	5,867	8,286	12/11/08	USD	8,282	8,282	(4)
EUR	7,089	10,011	12/11/08	USD	10,016	10,016	5
EUR	5,607	7,918	12/11/08	USD	7,767	7,767	(151)
GBP	3,095	5,518	12/11/08	USD	5,425	5,425	(93)
GBP	2,285	4,074	12/11/08	USD	4,015	4,015	(59)
JPY	742,833	7,056	12/11/08	USD	6,946	6,946	(110)
JPY	199,059	1,891	12/11/08	USD	1,866	1,866	(25)
JPY	7,116,194	67,600	12/11/08	USD	66,618	66,618	(982)
USD	15,300	15,300	12/11/08	AUD	19,092	15,037	(263)
USD	3,001	3,001	12/11/08	CHF	3,376	3,024	23
USD	14,455	14,455	12/11/08	EUR	10,247	14,471	16
USD	19,173	19,173	12/11/08	EUR	13,587	19,188	15
USD	3,455	3,455	12/11/08	EUR	2,445	3,453	(2)
USD	6,443	6,443	12/11/08	EUR	4,579	6,466	23
USD	2,951	2,951	12/11/08	EUR	2,086	2,946	(5)
USD	30,683	30,683	12/11/08	EUR	21,719	30,672	(11)
USD	13,485	13,485	12/11/08	EUR	9,381	13,248	(237)
USD	2,880	2,880	12/11/08	GBP	1,640	2,923	43
USD	976	976	12/11/08	GBP	555	990	14
USD	14,384	14,384	12/11/08	GBP	8,186	14,592	208
USD	28,258	28,258	12/11/08	JPY	3,028,464	28,769	511
USD	13,223	13,223	12/11/08	JPY	1,412,182	13,415	192
USD	7,508	7,508	12/11/08	JPY	802,531	7,624	116
USD	12,785	12,785	12/11/08	JPY	1,364,559	12,963	178
USD	5,088	5,088	12/11/08	JPY	529,131	5,027	(61)
		$316,795				$316,181	$(614)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
CAC40 Index (France)	108	$6,265	Oct-08	$(63)
DAX Index (Germany)	14	2,957	Dec-08	(65)
DJ Euro STOXX 50 (Germany)	248	10,970	Dec-08	(432)
FTSE 100 Index (United Kingdom)	102	9,086	Dec-08	(294)
MSCI Index (Singapore)	120	4,952	Oct-08	(141)
SPI 200 (Australia)	104	9,762	Dec-08	(98)
TOPIX Index (Japan)	34	3,441	Dec-08	(146)
Short:
Hang Seng Index (Hong Kong)	(13)	(1,512)	Oct-08	56
				$(1,183)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (96.7%)
Austria (0.6%)
Raiffeisen International Bank Holding AG (c)	151,497	$11,015

Brazil (12.0%)
Banco do Brasil S.A.	1,564,608	18,401
Banco Itau Holding Financeira S.A. ADR	230,600	4,036
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
Cia Vale do Rio Doce ADR (c)	1,980,875	35,061
Cia Vale do Rio Doce (Preference), Class A	31,084	528
Cyrela Brazil Realty S.A.	1,357,596	13,698
Gafisa S.A.	592,211	7,531
Gafisa S.A. ADR (c)	118,633	3,049
NET Servicos de Comunicacao S.A. (Preference) (a)	1,337,179	11,616
PDG Realty S.A. Empreendimentos e Participacoes	440,000	3,052
Perdigao S.A.	720,476	13,649
Petroleo Brasileiro S.A. ADR	1,152,624	43,131
Petroleo Brasileiro S.A. (Preference)	982,272	17,840
Tam S.A. (Preference) ADR (c)	998,920	18,840
Unibanco - Uniao de Bancos Brasileiros S.A.	286,342	2,859
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	267,656	27,012
Usinas Siderurgicas de Minas Gerais S.A.	207,053	4,172
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	107,654	2,281
		226,756
China/Hong Kong (15.6%)
Anhui Conch Cement Co., Ltd., Class H (a)(c)	1,297,000	4,928
BYD Electronic International Co., Ltd.	7,157,500	2,349
China Citic Bank, Class H (c)	11,723,000	5,219
China Coal Energy Co.	23,760,000	24,707
China Construction Bank Corp., Class H (c)	46,198,000	30,664
China COSCO Holdings Co., Ltd., Class H	5,643,000	5,155
China Life Insurance Co., Ltd., Class H (c)	9,092,000	33,662
China Mobile Ltd.	3,677,000	36,816
China Resources Power Holdings Co.	5,005,000	10,834
Datang International Power Generation Co., Ltd., Class H	9,546,000	5,346
Dongfeng Motor Group Co., Ltd., Class H	31,813,000	11,759
Focus Media Holding Ltd. ADR (a)(c)	618,400	17,631
GOME Electrical Appliances Holdings Ltd. (c)	74,204,000	21,661
Industrial & Commercial Bank of China, Class H (c)	39,660,000	23,624
Maanshan Iron & Steel, Class H (c)	22,275,000	7,019
PetroChina Co., Ltd., Class H	40,466,000	42,774
Shanghai Industrial Holdings Ltd. (c)	4,354,000	9,992
		294,140
Colombia (0.7%)
BanColombia S.A. ADR (c)	469,652	13,362

Czech Republic (2.1%)
Central European Media Enterprises Ltd., Class A (a)(c)	54,255	3,548
CEZ	423,019	25,844
Komercni Banka A.S.	46,986	10,352
		39,744
India (8.5%)
Axis Bank Ltd.	361,200	5,686
Bharat Heavy Electricals Ltd.	495,590	17,121
Bharti Airtel Ltd. (a)	587,672	9,994
Deccan Chronicle Holdings Ltd.	2,251,920	4,067
Glenmark Pharmaceuticals Ltd.	773,100	8,115
GVK Power & Infrastructure Ltd. (a)	4,660,207	2,705
HDFC Bank Ltd. ADR (c)	56,900	4,834
HDFC Bank Ltd.	387,300	10,388
Hindustan Unilever Ltd.	2,238,000	12,134
Housing Development Finance Corp.	352,900	16,476
India Cements Ltd.	2,500,992	6,730
Infosys Technologies Ltd.	618,772	18,695
Maruti Suzuki India Ltd.	704,600	10,574
Reliance Industries Ltd.	918,400	19,199
State Bank of India Ltd.	201,700	6,536
Tata Consultancy Services Ltd.	295,504	4,246
Television Eighteen India Ltd. (d)	634,100	2,726
		160,226
Indonesia (2.8%)
Astra International Tbk PT	6,400,500	11,464
Bank Central Asia Tbk PT	27,498,500	9,076
Bank Mandiri Persero Tbk PT	17,948,500	4,988
Bank Rakyat Indonesia Tbk PT	13,043,500	7,375
Bumi Resources Tbk PT	18,919,500	6,260
Perusahaan Gas Negara PT	11,338,000	2,588
Telekomunikasi Indonesia Tbk PT	13,985,000	10,513
		52,264
Luxembourg (0.7%)
Millicom International Cellular S.A.	200,015	13,735

Malaysia (0.3%)
Sime Darby Bhd	2,878,800	5,552

Mexico (6.2%)
America Movil S.A.B. de C.V., Class L ADR (c)	920,844	42,690
Corp. GEO S.A.B. de C.V. Class B (a)	2,486,714	5,855
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	196,256	8,678
Empresas ICA S.A.B de C.V. (a)(c)	1,915,829	5,571
Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	5,046,000	16,103

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Mexico (cont’d)
Grupo Televisa S.A. ADR (c)	720,600	$15,759
Urbi Desarrollos Urbanos S.A. de C.V. (a)(c)	2,490,500	5,814
Wal-Mart de Mexico S.A.B de C.V. ADR (c)	47,043	1,640
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	3,966,372	13,890
		116,000
Nigeria (0.3%)
Guaranty Trust Bank plc GDR	897,539	6,279

Pakistan (1.0%)
MCB Bank Ltd.	1,416,600	4,279
National Bank of Pakistan	2,749,780	3,266
Oil & Gas Development Co., Ltd.	4,635,100	5,596
Pakistan State Oil Co., Ltd.	653,400	2,343
Pakistan Telecommunication Co., Ltd.	7,087,500	2,848
		18,332
Panama (0.9%)
Copa Holdings S.A. , Class A	524,668	17,052

Poland (4.7%)
Bank Pekao S.A.	335,060	24,252
Bank Zachodni WBK S.A.	143,603	9,220
Budimex S.A. (a)	82,662	2,467
Getin Holding S.A. (a)	1,785,429	6,774
KGHM Polska Miedz S.A.	116,953	2,459
PBG S.A. (a)	65,188	6,293
Polimex Mostostal S.A.	2,604,944	4,928
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,321,157	24,268
Telekomunikacja Polska S.A.	786,917	7,529
		88,190
Qatar (0.7%)
Qatar Insurance Co.	171,959	8,032
Qatar National Bank S.A.Q	91,462	4,767
		12,799
Russia (8.2%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
Gazprom OAO ADR	1,334,912	42,898
LUKOIL ADR (c)	833,598	50,184
Novolipetsk Steel OJSC (Registered) GDR	118,651	2,221
Rosneft Oil Co. GDR	3,684,600	25,389
RusHydro (a)	200,115,500	6,329
TMK OAO (Registered) GDR (c)	448,271	11,219
Vimpel-Communications ADR	454,325	9,223
X 5 Retail Group N.V. GDR (a)	328,284	7,179
		154,642
South Africa (5.9%)
Massmart Holdings Ltd.	1,203,871	10,970
Mr. Price Group Ltd. (c)	2,611,200	7,282
MTN Group Ltd.	2,331,548	33,020
Murray & Roberts Holdings Ltd.	812,636	9,925
Naspers Ltd., Class N	855,000	16,909
Raubex Group Ltd.	2,072,242	7,704
Sasol Ltd.	427,431	18,158
Tiger Brands Ltd.	124,100	2,142
Woolworths Holdings Ltd.	3,071,703	4,352
		110,462
South Korea (11.9%)
Amorepacific Corp.	11,403	6,163
Cheil Industries, Inc.	215,742	9,485
Cheil Worldwide, Inc.	39,072	7,339
Hyundai Development Co.	253,900	9,562
Hyundai Motor Co.	446,382	28,162
Kookmin Bank	160,210	7,129
LG Chem Ltd.	195,002	15,362
LG Electronics, Inc.	145,653	13,573
NHN Corp. (a)	96,941	12,499
POSCO	25,304	9,353
Samsung Electronics Co., Ltd.	97,540	44,915
Samsung Electronics Co., Ltd. (Preference)	29,378	9,316
Samsung Fire & Marine Insurance Co., Ltd.	64,516	11,321
Shinhan Financial Group Co., Ltd.	419,724	15,133
Shinsegae Co., Ltd.	2,731	1,288
SSCP Co., Ltd. (a)	315,149	2,762
STX Pan Ocean Co., Ltd.	5,128,800	7,404
Woongjin Coway Co., Ltd.	570,122	14,392
		225,158
Taiwan (7.8%)
Acer, Inc.	6,340,120	10,826
Asustek Computer, Inc.	7,709,646	15,306
Cathay Financial Holding Co., Ltd.	8,301,500	11,640
China Steel Corp.	5,015,210	4,926
Chinatrust Financial Holding Co., Ltd.	15,869,543	8,526
Chunghwa Telecom Co., Ltd. (a)	3,913,000	9,163
First Financial Holding Co., Ltd.	11,331,352	7,139
Formosa Plastics Corp.	1,858,000	3,032
HON HAI Precision Industry Co., Ltd.	6,814,750	24,247
HTC Corp.	428,200	6,656
Taiwan Cement Corp.	2,992,690	1,775
Taiwan Fertilizer Co., Ltd.	1,672,000	3,150
Taiwan Semiconductor Manufacturing Co., Ltd.	16,655,162	27,385
Yang Ming Marine Transport Corp.	4,657,289	1,635
Yuanta Financial Holding Co., Ltd.	21,301,000	11,844
		147,250
Thailand (1.4%)
Advanced Info Service PCL (Foreign)	1,496,800	3,595
Bangkok Bank PCL NVDR (c)	1,741,800	5,349
Kasikornbank PCL NVDR	3,352,500	6,262
PTT Exploration & Production PCL (Foreign)	1,140,800	4,279
PTT PCL (Foreign)	406,000	2,734
Siam Commercial Bank PCL (Foreign), Class F	2,382,400	4,917
		27,136
Turkey (4.4%)
Akbank T.A.S.	3,326,542	17,010

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Turkey (cont’d)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,066,100	$10,980
Asya Katilim Bankasi A.S. (a)	2,936,000	4,635
Haci Omer Sabanci Holding A.S.	1,790,087	6,749
Tekfen Holding A.S.	1,932,350	10,731
Turkcell Iletisim Hizmet A.S.	980,805	6,020
Turkiye Garanti Bankasi A.S. (a)	7,879,066	18,786
Turkiye Is Bankasi A.S., Class C	2,087,089	8,715
		83,626
Total Common Stocks (Cost $2,179,824)		1,823,720
Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (Cost $3,415) (a)(o)	17,282,900	14,184

Short-Term Investments (14.4%)
Securities held as Collateral on Loaned Securities (12.7%)
Investment Company (11.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	215,102,253	215,102

	Face Amount
	(000)
Short-Term Debt (1.3%)
Bancaja,
2.96%, 11/12/08 (h)	$4,589	4,589
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	20,196	20,196
		24,785
		239,887

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	31,228,051	31,228
Total Short-Term Investments (Cost $271,115)		271,115
Total Investments (111.8%) (Cost $2,454,354) — Including $240,143 of Securities Loaned (v)+		2,109,019
Liabilities in Excess of Other Assets (-11.8%)		(222,914)
Net Assets (100%)		$1,886,105

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $240,143,000. This was secured by collateral of $239,887,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $4,920,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $2,726,000 of fair valued securities, representing 0.1% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(l)	Security has been deemed illiquid at September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Advisor. The Morgan Stanley Growth Fund was acquired at a cost of $3,415,000. For the period ended September 30, 2008, the Portfolio had no purchases or sales of the security. The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $41,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,117,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $1,032,765,000 and $822,002,000, respectively.

(v)

The approximate market value and percentage of total investments, $1,415,764,000 and 67.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $2,454,354,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $345,335,000 of which $110,886,000 related to appreciated securities and $456,221,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
INR	7,543	$161	10/1/08	USD	161	$161	$ —@
INR	31,352	667	10/1/08	USD	667	667	—@
INR	74,833	1,594	10/1/08	USD	1,593	1,593	(1)
INR	51,939	1,106	10/1/08	USD	1,106	1,106	—@
INR	38,497	819	10/1/08	USD	819	819	—@
INR	13,746	293	10/1/08	USD	293	293	—@
INR	50,396	$1,073	10/1/08	USD	1,073	$1,073	$ —@
INR	19,211	409	10/1/08	USD	409	409	—@
INR	19,099	406	10/1/08	USD	406	406	—@
MYR	1,225	356	10/1/08	USD	354	354	(2)
USD	3,055	3,055	10/2/08	HKD	23,715	3,054	(1)
USD	2	2	10/3/08	ZAR	2	13	—@
ZAR	25,579	3,088	10/2/08	USD	3,145	3,145	57
ZAR	539	64	10/6/08	USD	64	64	—@
		$13,093				$13,146	$53

HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
MYR	—	Malaysian Ringgit
USD	—	United States Dollar
ZAR	—	South African Rand

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (94.6%)
Finland (2.4%)
Kone Oyj, Class B	87,817	$2,404

France (5.8%)
Groupe Danone	44,513	3,154
Pernod-Ricard S.A.	30,494	2,681
		5,835
Ireland (1.0%)
C&C Group plc	377,990	1,013

Japan (2.8%)
Kao Corp.	104,000	2,786

Netherlands (7.8%)
Reed Elsevier N.V.	258,596	3,855
Wolters Kluwer N.V.	190,890	3,891
		7,746
Sweden (4.4%)
Swedish Match AB	254,124	4,428

Switzerland (6.0%)
Nestle S.A. (Registered)	76,530	3,310
Novartis AG (Registered)	51,186	2,678
		5,988
United Kingdom (34.2%)
British American Tobacco plc	269,606	8,810
Cadbury plc	369,893	3,725
Diageo plc	145,106	2,456
Experian plc	509,179	3,376
Imperial Tobacco Group plc	206,026	6,620
Reckitt Benckiser Group plc	97,173	4,705
Unilever plc	163,387	4,435
		34,127
United States (30.2%)
Brown-Forman Corp., Class B	37,176	2,670
Career Education Corp. (a)	88,108	1,441
Estee Lauder Cos., Inc. (The)	38,764	1,935
Fortune Brands, Inc.	45,917	2,634
Harley-Davidson, Inc.	71,984	2,685
Kellogg Co.	50,202	2,816
Moody’s Corp.	65,363	2,222
Philip Morris International, Inc.	92,335	4,441
Procter & Gamble Co.	44,821	3,124
Scotts Miracle-Gro, Co. (The), Class A	65,688	1,553
Starbucks Corp. (a)	137,353	2,042
Weight Watchers International, Inc.	69,387	2,539
		30,102
Total Common Stocks (Cost $94,292)		94,429

Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $3,306) (o)	3,306,296	3,306
Total Investments (97.9%) (Cost $97,598) (v)+		97,735
Other Assets in Excess of Liabilities (2.1%)		2,128
Net Assets (100%)		$99,863

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $78,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $30,468,000 and $29,430,000, respectively.

(v)

The approximate market value and percentage of total investments, $64,327,000 and 65.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $97,598,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $137,000 of which $11,859,000 related to appreciated securities and $11,722,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	9,600	$17,098	10/24/08	USD	19,127	$19,127	$2,029
USD	2,796	2,796	10/24/08	GBP	1,505	2,681	(115)
		$19,894				$21,808	$1,914

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

GBP  —  British Pound

USD  —  United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (95.6%)
Australia (5.7%)
CFS Retail Property Trust REIT	389,415	$709
Dexus Property Group REIT	1,538,259	1,789
Goodman Group REIT	735,490	1,482
GPT Group REIT	1,192,796	1,723
Stockland REIT	1,110,369	4,957
Westfield Group REIT	2,761,446	37,682
		48,342
Austria (0.4%)
CA Immobilien Anlagen AG (a)	87,105	860
Conwert Immobilien Invest SE (a)	184,655	1,749
IMMOFINANZ AG (c)	256,073	900
		3,509
Brazil (0.3%)
BR Malls Participacoes S.A. (a)	422,040	2,617

Canada (0.2%)
Extendicare REIT	116,590	761
RioCan REIT	52,965	1,006
		1,767
Finland (0.3%)
Citycon Oyj	151,291	498
Sponda Oyj	350,508	2,120
		2,618
France (4.8%)
Fonciere Des Regions REIT	24,258	2,531
Gecina S.A. REIT	24,471	2,654
ICADE REIT	30,725	2,496
Klepierre REIT	93,978	3,693
Silic REIT	23,173	2,873
Unibail-Rodamco REIT	129,373	26,356
		40,603
Germany (0.3%)
Alstria Office AG REIT	204,399	2,551

Hong Kong (14.7%)
China Overseas Land & Investment Ltd.	5,369,000	6,502
China Resources Land Ltd.	6,361,000	6,678
Guangzhou R&F Properties Co., Ltd., Class H	12,881,100	12,042
Hang Lung Properties Ltd.	2,059,000	4,856
Henderson Land Development Co., Ltd.	1,816,000	8,100
Hongkong Land Holdings Ltd.	6,438,000	19,348
Hysan Development Co., Ltd.	2,770,868	7,207
Kerry Properties Ltd.	4,852,720	15,826
Link (The) REIT	1,662,500	3,440
Sino Land Co.	950,000	1,070
Sun Hung Kai Properties Ltd.	3,793,000	38,946
Swire Pacific Ltd., Class A	190,000	1,675
		125,690
Italy (0.2%)
Beni Stabili S.p.A.	2,009,826	1,857
Risanamento S.p.A. (a)	259,951	315
		2,172
Japan (14.8%)
Goldcrest Co., Ltd.	61,540	907
Japan Real Estate Investment Corp. REIT	382	3,070
Mitsubishi Estate Co., Ltd.	2,197,000	43,175
Mitsui Fudosan Co., Ltd.	1,973,000	37,984
Nippon Building Fund, Inc. REIT	632	6,072
NTT Urban Development Corp.	6,854	8,313
Sumitomo Realty & Development Co., Ltd.	1,213,000	26,409
		125,930
Netherlands (1.6%)
Corio N.V. REIT	70,956	5,085
Eurocommercial Properties N.V. CVA REIT	51,430	2,249
ProLogis European Properties REIT	287,850	2,581
Vastned Retail N.V. REIT	11,185	793
Wereldhave N.V. REIT	34,203	3,347
		14,055
Singapore (2.8%)
CapitaCommercial Trust REIT	3,000	3
CapitaLand Ltd.	1,659,000	3,615
CapitaMall Trust REIT	877,000	1,397
CapitaRetail China Trust REIT	607,100	304
Macquarie Prime REIT	6,784,000	3,910
Mandarin Oriental International Ltd.	92,000	143
United Industrial Corp., Ltd.	8,942,000	12,749
Wheelock Properties Singapore Ltd.	1,639,000	1,422
		23,543
Sweden (0.7%)
Castellum AB	214,146	1,875
Hufvudstaden AB, Class A	480,884	3,730
		5,605
Switzerland (0.4%)
PSP Swiss Property AG (Registered) (a)	56,086	3,241

United Kingdom (8.5%)
Big Yellow Group plc REIT	572,605	3,340
British Land Co. plc REIT	875,751	11,716
Brixton plc REIT	1,024,116	3,823
Capital & Regional plc	441,930	1,344
Derwent London plc REIT	195,537	3,653
Grainger plc	529,555	1,904
Great Portland Estates plc REIT	409,194	2,451
Hammerson plc REIT	465,519	8,113
Invista Foundation Property Trust Ltd. REIT	77,300	65
Land Securities Group plc REIT	701,214	15,825
Liberty International plc REIT	335,862	5,833
Minerva plc (a)	712,164	445
Quintain Estates & Development plc	694,795	2,520
Safestore Holdings plc	729,131	1,689
Segro plc REIT	955,601	7,149
Shaftesbury plc REIT	108,729	822
Unite Group plc	405,751	1,649
Workspace Group plc REIT	87,560	203
		72,544

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
United States (39.9%)
Acadia Realty Trust REIT	102,437	$2,590
AMB Property Corp. REIT	129,059	5,846
Assisted Living Concepts, Inc., Class A (a)	288,690	1,839
AvalonBay Communities, Inc. REIT	247,138	24,323
Boston Properties, Inc. REIT	188,125	17,620
Brandywine Realty Trust REIT	2,924	47
BRE Properties, Inc. REIT	46,170	2,262
Brookdale Senior Living, Inc.	166,716	3,666
Brookfield Properties Corp.	981,803	15,552
Camden Property Trust REIT	244,473	11,212
Care Investment Trust, Inc. REIT	32,175	369
DCT Industrial Trust, Inc. REIT	339,045	2,539
Developers Diversified Realty Corp. REIT	48,758	1,545
DiamondRock Hospitality Co. REIT	80,060	729
Douglas Emmett, Inc. REIT	113,040	2,608
Duke Realty Corp. REIT	301,179	7,403
Equity Lifestyle Properties, Inc. REIT (a)	111,581	5,917
Equity One, Inc. REIT	7,665	157
Equity Residential REIT	482,543	21,430
Exeter Industrial Value Fund LP (d)	857,857	800
Federal Realty Investment Trust REIT	123,754	10,593
Forest City Enterprises, Inc., Class A	377,501	11,578
General Growth Properties, Inc. REIT	291,946	4,408
HCP, Inc. REIT	175,426	7,040
Healthcare Realty Trust, Inc. REIT	343,027	9,999
Hersha Hospitality Trust REIT	43,552	324
Highwoods Properties, Inc. REIT	4,100	146
Host Hotels & Resorts, Inc. REIT	1,048,724	13,938
Kilroy Realty Corp. REIT	62,025	2,964
LaSalle Hotel Properties REIT	15,630	365
Liberty Property Trust REIT	261,229	9,835
Macerich Co. (The) REIT	103,348	6,578
Mack-Cali Realty Corp. REIT	198,538	6,724
Morgans Hotel Group Co. (a)	93,195	1,017
National Health Investors, Inc. REIT	36,257	1,239
Parkway Properties, Inc. REIT	3,482	132
Plum Creek Timber Co., Inc. REIT	39,780	1,983
Post Properties, Inc. REIT	238,273	6,665
Prologis REIT	285,697	11,791
PS Business Parks, Inc. REIT	47,813	2,754
Public Storage REIT	97,875	9,691
Ramco-Gershenson Properties Trust REIT	33,055	741
Regency Centers Corp. REIT	226,631	15,114
Senior Housing Properties Trust REIT	357,984	8,531
Simon Property Group, Inc. REIT	304,585	29,545
SL Green Realty Corp. REIT	16,858	1,092
Sovran Self Storage, Inc. REIT	51,629	2,307
Starwood Hotels & Resorts Worldwide, Inc.	631,330	17,766
Strategic Hotels & Resorts, Inc. REIT	418,347	3,159
Taubman Centers, Inc. REIT	50,645	2,532
Ventas, Inc. REIT	6,520	322
Vornado Realty Trust REIT	116,750	10,618
Weingarten Realty Investors REIT	7,960	284
		340,229
Total Common Stocks (Cost $1,074,084)		815,016

Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	840,641	841

	Face Amount
	(000)
Short-Term Debt (0.0%)
Bancaja,
2.96%, 11/12/08 (h)	$18	18
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	79	79
		97
		938

	Shares
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	32,925,770	32,926
Total Short-Term Investments (Cost $33,863)		33,864
Total Investments (99.6%) (Cost $1,107,947) — Including $888 of Securities Loaned (v)+		848,880
Other Assets in Excess of Liabilities (0.4%)		3,633
Net Assets (100%)		$852,513

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $888,000. This was secured by collateral of $938,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $800,000 of fair valued securities, representing 0.1% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment  Advisory fees paid by the Portfolio are reduced by an amount  equal to its pro-rata share of the advisory and administration  fees paid by the Liquidity Fund. For the period ended  September 30, 2008, advisory fees paid were reduced by  approximately $24,000 relating to the Portfolio’s investment in  the Liquidity Fund. For the same period, income distributions  earned by the Portfolio are recorded as dividends from affiliates  and totaled approximately $650,000. For the period ended  September 30, 2008, the approximate cost of purchases and  sales in the Liquidity Fund were $393,869,000 and  $360,102,000, respectively.

(v)

The approximate market value and percentage of total investments, $470,403,000 and 55.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,107,947,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $259,067,000 of which $6,656,000 related to appreciated securities and $265,723,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	151	$212	10/1/08	CHF	239	$212	$ —@
EUR	86	121	10/1/08	CHF	136	121	—@
EUR	59	82	10/2/08	CHF	92	82	—@
EUR	120	169	10/1/08	GBP	96	170	1
EUR	624	879	10/2/08	GBP	491	874	(5)
EUR	207	291	10/1/08	SEK	2,001	289	(2)
EUR	21	29	10/2/08	SEK	202	29	—@
EUR	30	43	10/1/08	USD	43	43	—@
USD	1,315	1,315	10/1/08	AUD	1,582	1,250	(65)
USD	1,169	1,169	10/2/08	AUD	1,461	1,155	(14)
USD	78	78	10/2/08	HKD	606	78	—@
USD	166	166	10/1/08	JPY	17,560	165	(1)
		$4,554				$4,468	$(86)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.0%)
Australia (2.5%)
Boral Ltd. (c)	48,616	$244
Foster’s Group Ltd.	64,261	281
Goodman Fielder Ltd.	559,245	626
		1,151
France (6.6%)
BNP Paribas	10,075	969
Lafarge S.A.	7,493	791
Sanofi-Aventis S.A.	8,353	549
Total S.A.	12,865	776
		3,085
Germany (2.5%)
Bayerische Motoren Werke AG (c)	11,204	437
Daimler AG	12,604	637
Qimonda AG ADR (a)	119,178	101
		1,175
Ireland (1.0%)
Kerry Group plc, Class A	16,413	481

Italy (2.6%)
ENI S.p.A.	19,862	524
Intesa Sanpaolo S.p.A.	130,440	712
		1,236
Japan (13.2%)
Astellas Pharma, Inc.	10,700	450
Canon, Inc.	14,700	550
Kao Corp.	31,000	831
Keihin Corp. (c)	51,900	609
Kuraray Co., Ltd.	25,000	246
Mitsui Sumitomo Insurance Group Holdings, Inc.	16,700	565
Nissan Motor Co., Ltd. (c)	66,500	446
Sankyo Co., Ltd.	17,200	877
Sumitomo Electric Industries Ltd.	46,000	500
Taiheiyo Cement Corp.	229,000	335
Takeda Pharmaceutical Co., Ltd. (c)	15,600	786
		6,195
Netherlands (4.4%)
Aegon N.V.	54,950	491
Unilever N.V. CVA	33,074	934
Wolters Kluwer N.V.	31,538	643
		2,068
Norway (1.3%)
StatoilHydro ASA	25,077	598

Singapore (0.9%)
ComfortDelgro Corp., Ltd.	401,000	419

South Korea (0.8%)
SK Telecom Co., Ltd. ADR (c)	19,087	359

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria S.A.	41,210	668
Telefonica S.A.	47,516	1,136
		1,804
Sweden (1.2%)
Telefonaktiebolaget LM Ericsson, Class B	60,873	574

Switzerland (3.0%)
Novartis AG (Registered)	22,742	1,189
UBS AG (Registered) (a)	12,718	220
		1,409
Taiwan (1.1%)
Chunghwa Telecom Co., Ltd. ADR (a)	21,360	506

United Kingdom (17.1%)
Barclays plc	148,789	904
Cadbury plc	84,368	850
Imperial Tobacco Group plc	46,472	1,493
Old Mutual plc	222,276	311
Premier Foods plc	207,590	279
Reed Elsevier plc	39,093	387
Rolls-Royce Group plc (a)	80,922	486
Royal Bank of Scotland Group plc	134,507	446
Royal Dutch Shell plc ADR	13,607	803
Vodafone Group plc	308,234	681
Wm Morrison Supermarkets plc	140,470	652
WPP Group plc	89,028	722
		8,014
United States (33.9%)
American Capital Ltd. (c)	35,796	913
American Electric Power Co., Inc.	7,530	279
Arrow Electronics, Inc. (a)	17,994	472
AT&T, Inc. (c)	12,052	336
Bank of New York Mellon Corp. (The)	30,221	985
Chevron Corp.	7,963	657
Citigroup, Inc. (c)	22,745	467
Covidien Ltd.	11,168	600
Dominion Resources, Inc.	11,849	507
Dr. Pepper Snapple Group, Inc. (a)	15,819	419
EMC Corp. (a)	43,876	525
Hewlett-Packard Co.	15,170	701
Illinois Tool Works, Inc. (c)	11,976	532
International Business Machines Corp.	8,895	1,040
Marathon Oil Corp.	16,047	640
Marsh & McLennan Cos., Inc.	30,789	978
Peabody Energy Corp.	5,881	265
Philip Morris International, Inc.	32,938	1,584
Schering-Plough Corp.	23,839	440
Tyco International Ltd.	18,964	664
UnitedHealth Group, Inc. (c)	35,601	904
Verizon Communications, Inc.	23,905	767
Viacom, Inc., Class B (a)(c)	6,744	168

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (cont’d)
Wyeth	26,976	$996
		15,839
Total Common Stocks (Cost $47,042)		44,913
Investment Company (1.5%)
United States (1.5%)
iShares MSCI World Index Fund (Cost $825)	27,250	695

Short-Term Investments (9.8%)
Securities held as Collateral on Loaned Securities (7.9%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	3,309,487	3,310

	Face Amount
	(000)
Short-Term Debt (0.8%)
Bancaja,
2.96%, 11/12/08 (h)	$70	70
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	311	311
		381
		3,691

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	899,239	899
Total Short-Term Investments (Cost $4,590)		4,590
Total Investments (107.3%) (Cost $52,457) — Including $3,634 of Securities Loaned (v)+		50,198
Liabilities in Excess of Other Assets (-7.3%)		(3,397)
Net Assets (100%)		$46,801

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $3,634,000. This was secured by collateral of $3,691,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount  equal to its pro-rata share of the advisory and administration  fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by  approximately $1,000 relating to the Portfolio’s investment in  the Liquidity Fund. For the same period, income distributions  earned by the Portfolio are recorded as dividends from affiliates  and totaled approximately $35,000. For the period ended  September 30, 2008, the approximate cost of purchases and  sales in the Liquidity Fund were $19,842,000 and  $16,417,000, respectively.

(v)

The approximate market value and percentage of total investments, $27,999,000 and 55.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $52,457,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,259,000 of which $4,952,000 related to appreciated securities and $7,211,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,065	$1,504	12/1/08	USD	1,547	$1,547	$43
GBP	1,430	2,549	12/12/08	USD	2,497	2,497	(52)
		$4,053				$4,044	$(9)

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.5%)
Australia (4.0%)
AMP Ltd.	7,739,272	$44,286
Foster’s Group Ltd.	7,442,748	32,523
Orica Ltd.	695,321	11,845
OZ Minerals Ltd.	20,226,268	26,419
Santos Ltd.	3,204,720	49,787
		164,860
Austria (0.8%)
Telekom Austria AG	1,747,783	30,801

Belgium (1.4%)
Delhaize Group	388,796	22,657
KBC Groep N.V.	415,661	36,147
		58,804
Canada (1.0%)
EnCana Corp.	639,557	40,840

Finland (0.9%)
Nokia Oyj	2,036,164	37,960

France (8.0%)
ArcelorMittal (c)	418,578	20,954
BNP Paribas	127,765	12,283
Electricite de France	1,249,338	90,525
France Telecom S.A.	915,349	25,633
Legrand S.A. (c)	2,270,371	51,540
Total S.A.	1,232,358	74,349
Vallourec	238,373	51,845
		327,129
Germany (5.0%)
Bayer AG (c)	621,624	45,374
Continental AG (a)	250,579	24,909
E.ON AG	1,463,302	74,106
Porsche Automobil Holding SE (Non- Voting Shares)	140,913	15,074
RWE AG	470,459	45,235
		204,698
Greece (1.0%)
OPAP S.A.	1,330,133	40,715

Hong Kong (0.2%)
Esprit Holdings Ltd.	1,431,000	8,792

Ireland (1.1%)
CRH plc	2,038,367	44,361

Italy (2.5%)
ENI S.p.A.	2,478,949	65,432
UniCredit S.p.A.	9,455,713	34,928
		100,360
Japan (24.1%)
Asatsu-DK, Inc. (c)	664,685	18,899
Astellas Pharma, Inc.	1,039,900	43,693
Canon, Inc.	546,000	20,413
Chiba Bank Ltd. (The)	4,023,000	20,773
Fukuoka Financial Group, Inc. (c)	5,809,000	21,498
Hoya Corp. (c)	2,061,700	40,845
INPEX Corp.	2,436	21,099
JSR Corp.	1,252,100	16,452
Kao Corp.	849,000	22,744
Keyence Corp. (c)	236,600	47,061
Kyocera Corp. (c)	303,200	22,986
Mitsubishi Electric Corp.	5,059,000	34,089
Mitsubishi Estate Co., Ltd.	1,619,000	31,816
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,054,100	69,471
Murata Manufacturing Co., Ltd. (c)	812,900	32,618
NGK Spark Plug Co., Ltd. (c)	3,323,000	32,384
Nitto Denko Corp.	781,600	19,848
NTT DoCoMo, Inc.	30,761	49,605
Omron Corp.	1,978,300	30,389
Rohm Co., Ltd. (c)	678,900	37,261
Sega Sammy Holdings, Inc. (c)	1,395,600	12,475
Sekisui House Ltd. (c)	4,123,000	37,856
Sumitomo Mitsui Financial Group, Inc. (c)	15,289	95,784
T&D Holdings, Inc.	2,043,050	108,948
Taiyo Nippon Sanso Corp. (c)	5,867,000	46,501
Teijin Ltd. (c)	9,191,000	27,631
Toyota Motor Corp.	570,800	24,235
		987,374
Netherlands (4.7%)
Akzo Nobel N.V. (c)	804,548	38,680
CSM N.V. (c)	1,031,838	26,355
ING Groep N.V. CVA	807,537	17,567
Unilever N.V. CVA	3,912,358	110,527
		193,129
Spain (2.2%)
Telefonica S.A.	3,798,101	90,795

Switzerland (10.7%)
Givaudan S.A. (Registered) (c)	33,598	27,861
Holcim Ltd. (Registered)	1,076,899	78,797
Nestle S.A. (Registered)	3,462,953	149,780
Novartis AG (Registered)	1,609,849	84,204
Roche Holding AG (Genusschein)	522,481	81,448
UBS AG (Registered) (a)(c)	856,806	14,812
		436,902
United Kingdom (27.7%)
BHP Billiton plc	3,028,435	68,504
BP plc	9,168,096	76,322
British American Tobacco plc	3,965,606	129,577
British Land Co. plc REIT	2,028,988	27,144
Cadbury plc	5,855,552	58,964
Drax Group plc	844,418	11,309
Hays plc	36,309,329	52,214
Imperial Tobacco Group plc	4,008,548	128,791
Intercontinental Hotels Group plc	4,542,486	56,209
Ladbrokes plc	6,932,686	23,429
Lonmin plc	272,533	11,038
National Grid plc	2,154,437	27,372
Reckitt Benckiser Group plc	2,262,735	109,558
Reed Elsevier plc	6,161,285	61,076
Royal Bank of Scotland Group plc	8,454,742	28,007
Royal Dutch Shell plc, Class A	1,567,436	45,402
Scottish & Southern Energy plc	1,389,589	35,325
Smiths Group plc	4,159,582	75,088
Vodafone Group plc	33,560,725	74,142
Wolseley plc	4,287,664	32,654
		1,132,125

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

		Value
	Shares	(000)
United States (1.2%)
Dr. Pepper Snapple Group, Inc. (a)	1,836,712	$48,636
Total Common Stocks (Cost $4,203,970)		3,948,281

Short-Term Investments (9.5%)
Securities held as Collateral on Loaned Securities (6.1%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	222,658,549	222,658

	Face Amount
	(000)
Short-Term Debt (0.6%)
Bancaja,
2.96%, 11/12/08 (h)	$4,750	4,750
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	20,905	20,905
		25,655
		248,313

	Shares
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	139,764,908	139,765
Total Short-Term Investments (Cost $388,078)		388,078
Total Investments (106.0%) (Cost $4,592,048) — Including $232,134 of Securities Loaned (v)+		4,336,359
Liabilities in Excess of Other Assets (-6.0%)		(246,722)
Net Assets (100%)		$4,089,637

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $232,134,000. This was secured by collateral of $248,313,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.

(o)                                 The Portfolio invests in the Morgan Stanley Institutional  Liquidity Money Market Portfolio — Institutional Class (the  “Liquidity Fund”), an open-end management investment company  managed by the Adviser, both directly, and as a portion of the  securities held as collateral on loaned securities. Investment  Advisory fees paid by the Portfolio are reduced by an amount  equal to its pro-rata share of the advisory and administration  fees paid by the Liquidity Fund. For the period ended  September 30, 2008, advisory fees paid were reduced by  approximately $152,000 relating to the Portfolio’s investment  in the Liquidity Fund. For the same period, income distributions  earned by the Portfolio are recorded as dividends from affiliates  and totaled approximately $6,178,000. For the period ended  September 30, 2008, the approximate cost of purchases and  sales in the Liquidity Fund were $1,696,439,000 and  $1,442,272,000, respectively.

(v)                                 The approximate market value and percentage of total investments, $3,858,804,000 and 89.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+                                         At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $4,592,048,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $255,689,000 of which $435,937,000 related to appreciated securities and $691,626,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen

REIT                    Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	52,000	$92,662	1/12/09	AUD	115,852	$91,054	$(1,608)
GBP	52,000	92,662	1/12/09	EUR	65,315	92,248	(414)
GBP	26,000	46,331	1/12/09	SGD	67,730	47,388	1,057
JPY	6,676	62	10/2/08	USD	63	63	1
JPY	75,270	707	10/1/08	USD	708	708	1
		$232,424				$231,461	$(963)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Growth Active Extension Portfolio

		Value
	Shares	(000)
Long Positions (129.1%)
Common Stocks (126.5%)
Australia (3.8%)
BHP Billiton Ltd. (q)	6,258	$161
CSL Ltd. (q)	4,526	136
		297
Austria (5.6%)
Andritz AG (q)	3,064	132
Erste Group Bank AG (q)	3,097	156
Vienna Insurance Group (q)	2,933	148
		436
Canada (4.1%)
EnCana Corp. (q)	2,050	131
Petrobank Energy & Resources Ltd. (a)	2,800	106
Research In Motion Ltd. (a)(q)	1,200	82
		319
Denmark (1.7%)
Vestas Wind Systems A/S (a)(q)	1,507	131

Egypt (1.6%)
Orascom Construction Industries GDR (q)	1,086	126

Finland (5.1%)
Fortum Oyj (q)	6,345	214
Kone Oyj, Class B (q)	6,522	179
		393
France (12.4%)
ArcelorMittal	1,914	96
AXA S.A. (q)	6,009	197
BNP Paribas (q)	1,797	173
Essilor International S.A. (q)	2,921	146
LVMH Moet Hennessy Louis Vuitton S.A. (q)	1,298	114
Total S.A. (q)	3,910	236
		962
Germany (12.9%)
Adidas AG	2,629	141
Bayer AG	2,218	162
E.ON AG	5,418	274
Linde AG	1,158	124
SAP AG	2,882	155
SGL Carbon AG (a)	3,692	144
		1,000
Greece (4.1%)
Coca-Cola Hellenic Bottling Co. S.A.	6,967	151
National Bank of Greece S.A.	4,166	171
		322
Hong Kong (6.9%)
Bank of East Asia Ltd.	31,800	99
China Resources Power Holdings Co.	56,000	121
CNOOC Ltd.	113,000	130
Esprit Holdings Ltd.	14,500	89
Parkson Retail Group Ltd.	87,500	98
		537
Indonesia (0.9%)
Bumi Resources Tbk PT	201,000	67

Israel (1.7%)
Teva Pharmaceutical Industries Ltd. ADR (q)	2,900	133

Japan (17.1%)
Canon, Inc. (q)	3,500	131
Daikin Industries Ltd. (q)	4,100	139
Komatsu Ltd. (q)	6,700	108
Mitsubishi Estate Co., Ltd. (q)	6,000	118
Nikon Corp.	5,000	119
Nippon Electric Glass Co., Ltd.	9,000	81
Sanyo Electric Co., Ltd. (a)(q)	77,000	134
Shin-Etsu Chemical Co., Ltd. (q)	2,200	105
Sony Corp. (q)	3,200	99
Stanley Electric Co., Ltd.	7,600	111
Terumo Corp. (q)	3,500	180
		1,325
Luxembourg (1.6%)
Millicom International Cellular S.A. (q)	1,800	124

Mexico (3.5%)
America Movil S.A.B. de C.V., Class L ADR (q)	3,000	139
Wal-Mart de Mexico S.A.B de C.V. ADR	3,900	136
		275
Netherlands (1.5%)
Reed Elsevier N.V. (q)	7,704	115

Norway (3.0%)
Storebrand ASA	20,036	119
Telenor ASA (q)	9,146	112
		231
Portugal (2.0%)
Banco Espirito Santo S.A. (Registered) (q)	12,604	156

Singapore (3.2%)
DBS Group Holdings Ltd.	12,000	142
Keppel Corp. Ltd.	19,000	105
		247
Spain (1.7%)
Banco Santander S.A.	8,567	130

Switzerland (11.0%)
ABB Ltd. (Registered) (a)(q)	9,077	174
EFG International AG (q)	4,668	135
Nestle S.A. (Registered) (q)	5,897	255
Roche Holding AG (Genusschein) (q)	817	127
SGS S.A. (Registered) (q)	142	167
		858
Taiwan (1.6%)
Delta Electronics, Inc.	49,080	128

United Kingdom (19.5%)
Capita Group plc (q)	11,878	148
G4S plc (q)	35,868	129
HSBC Holdings plc	11,188	181
Man Group plc	12,590	77
Prudential plc (q)	15,097	139

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Active Extension Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Reckitt Benckiser Group plc (q)	3,643	$177
SABMiller plc (q)	6,760	132
Smith & Nephew plc (q)	17,536	185
Standard Chartered plc (q)	5,448	132
Tesco plc	31,341	218
		1,518
Total Common Stocks (Cost $12,793)		9,830

	No. of
	Warrants
Warrants (2.6%)
India (1.7%)
Bharti Airtel Ltd.,
expires 3/17/11 (a)(e)	7,700	130

Luxembourg (0.9%)
First Gulf Bank PJSC,
expires 9/27/10 (a)	16,200	70
Total Warrants (Cost $299)		200
Total Investments (129.1%) (Cost $13,092) (v)+		10,030
Liabilities in Excess of Other Assets (-29.1%)		(2,261)
Net Assets (100%)		$7,769

	Shares
Short Positions (34.0%)*
Common Stocks (28.3%)
France (3.7%)
Hermes International	664	108
Legrand S.A.	4,100	93
Pernod-Ricard S.A.	965	85
		286
Germany (1.1%)
Fraport AG Frankfurt Airport
Services Worldwide	1,444	86

Greece (1.0%)
Titan Cement Co. (a)	2,446	81

Italy (2.1%)
Lottomtica S.p.A.	3,444	90
Mediaset S.p.A.	11,816	75
		165
Japan (8.3%)
Dai Nippon Printing Co., Ltd.	7,000	95
Daiwa Securities Group, Inc.	10,000	72
Kintetsu Corp.	34,000	119
Ono Pharmaceutical Co., Ltd.	2,100	97
Sompo Japan Insurance, Inc.	11,000	92
Toray Industries, Inc.	17,000	80
Toyota Motor Corp.	2,100	89
		644
New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	32,298	59

South Korea (1.0%)
LG Display Co Ltd (a)	3,170	81

Spain (1.0%)
Repsol YPF S.A.	2,625	78

Sweden (2.3%)
Svenska Handelsbanken AB, Class A	4,194	94
Telefonaktiebolaget LM Ericsson, Class B	8,647	81
		175
Switzerland (3.3%)
Kaba Holding AG	355	94
Lindt & Spruengli AG	33	80
Sonova Holding AG	1,250	81
		255
United Kingdom (3.7%)
Barclays plc	17,721	108
GlaxoSmithKline plc	4,047	87
Kingfisher plc	40,682	97
		292
Total Common Stocks (Proceeds $2,622)		2,202
Investment Companies (5.7%)
United States (5.7%)
iShares MSCI EAFE Index Fund	3,800	214
Vanguard Emerging Markets ETF	6,500	226
Total Investment Companies (Proceeds $491)		440
Total Short Positions (Proceeds $3,113)		2,641

*	Percentages are based on Net Assets.
(a)	Non-income producing security.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(q)	Securities are pledged with a broker as collateral for short sales.
(v)

The approximate market value and percentage of total investments, $7,013,000 and 94.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $13,092,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,062,000 of which $57,000 related to appreciated securities and $3,119,000 related to depreciated securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Active Extension Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	57	$80	10/1/08	USD	83	$83	$3
		$80				$83	$3

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
TOPIX Index
(Japan)	2	$204	Dec-08	$(20)
Short:
DJ Euro STOXX 50
(Germany)	(5)	(215)	Dec-08	4
				$(16)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (99.9%)
Australia (2.9%)
BHP Billiton Ltd.	37,563	$965
CSL Ltd.	26,533	799
		1,764
Austria (4.3%)
Andritz AG	17,757	763
Erste Group Bank AG (c)	18,672	941
Vienna Insurance Group	17,462	881
		2,585
Canada (3.3%)
EnCana Corp.	11,925	762
Petrobank Energy & Resources Ltd. (a)(c)	16,250	616
Research In Motion Ltd. (a)	8,900	608
		1,986
Denmark (1.3%)
Vestas Wind Systems A/S (a)	8,835	769

Egypt (1.2%)
Orascom Construction Industries GDR	6,296	731

Finland (3.9%)
Fortum Oyj	36,555	1,233
Kone Oyj, Class B	39,916	1,093
		2,326
France (9.6%)
ArcelorMittal	11,456	574
AXA S.A.	36,220	1,188
BNP Paribas	10,531	1,012
Essilor International S.A.	17,500	875
LVMH Moet Hennessy Louis Vuitton S.A.	7,714	681
Total S.A.	23,790	1,435
		5,765
Germany (9.9%)
Adidas AG (c)	15,416	828
Bayer AG	13,370	976
E.ON AG	31,898	1,615
Linde AG	7,042	755
SAP AG (c)	17,612	946
SGL Carbon AG (a)	21,626	843
		5,963
Greece (3.1%)
Coca-Cola Hellenic Bottling Co. S.A.	39,960	865
National Bank of Greece S.A.	23,863	981
		1,846
Hong Kong (5.4%)
Bank of East Asia Ltd.	198,200	618
China Resources Power Holdings Co.	334,000	723
CNOOC Ltd.	668,700	768
Esprit Holdings Ltd.	87,100	535
Parkson Retail Group Ltd. (c)	522,500	584
		3,228
India (1.4%)
Bharti Airtel Ltd. (a)	49,974	850

Indonesia (0.7%)
Bumi Resources Tbk PT	1,216,000	402

Israel (1.9%)
Teva Pharmaceutical Industries Ltd. ADR (c)	24,352	1,115

Japan (13.1%)
Canon, Inc.	21,000	785
Daikin Industries Ltd. (c)	23,300	791
Komatsu Ltd.	40,300	652
Mitsubishi Estate Co., Ltd.	36,000	708
Nikon Corp.	28,000	666
Nippon Electric Glass Co., Ltd.	56,000	506
Sanyo Electric Co., Ltd. (a)(c)	460,000	798
Shin-Etsu Chemical Co., Ltd.	13,000	619
Sony Corp.	19,000	588
Stanley Electric Co., Ltd.	44,700	653
Terumo Corp.	21,300	1,097
		7,863
Luxembourg (1.2%)
Millicom International Cellular S.A. (c)	10,331	709

Mexico (2.7%)
America Movil S.A.B. de C.V., Class L ADR	17,503	812
Wal-Mart de Mexico S.A.B de C.V. ADR	23,072	804
		1,616
Netherlands (1.2%)
Reed Elsevier N.V.	46,250	690

Norway (2.3%)
Storebrand ASA	121,108	719
Telenor ASA	54,608	671
		1,390
Portugal (1.6%)
Banco Espirito Santo S.A. (Registered)	77,777	965

Singapore (2.7%)
DBS Group Holdings Ltd.	81,000	958
Keppel Corp. Ltd.	123,000	683
		1,641
Spain (1.3%)
Banco Santander S.A.	51,428	779

Switzerland (8.6%)
ABB Ltd. (Registered) (a)	54,271	1,041
EFG International AG (c)	28,040	809
Nestle S.A. (Registered)	35,744	1,546
Roche Holding AG (Genusschein)	4,996	779
SGS S.A. (Registered) (c)	839	986
		5,161
Taiwan (1.3%)
Delta Electronics, Inc.	299,420	777

United Kingdom (15.0%)
Capita Group plc (The)	72,542	902
G4S plc	214,115	772
HSBC Holdings plc	65,525	1,061
Man Group plc	77,694	477
Prudential plc	90,955	837

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
United Kingdom (cont'd)
Reckitt Benckiser Group plc	21,693	$1,050
SABMiller plc	39,209	766
Smith & Nephew plc	101,646	1,072
Standard Chartered plc	32,826	797
Tesco plc	186,227	1,295
		9,029
Total Common Stocks (Cost $80,411)		59,950

No. of
Warrants
Warrants (0.7%)
Luxembourg (0.7%)
First Gulf Bank PJSC, expires 9/27/10 (Cost $713) (a)	94,075	406

Shares
Short-Term Investments (11.9%)
Securities held as Collateral on Loaned Securities (11.9%)
Investment Company (10.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	6,431,748	6,432

	Face Amount
	(000)
Short-Term Debt (1.2%)
Bancaja,
2.96%, 11/12/08 (h)	$137	137
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	604	604
		741
		7,173
Total Short-Term Investments (Cost $7,173)		7,173
Total Investments (112.5%) (Cost $88,297) — Including $6,848 of Securities Loaned (v)+		67,529
Liabilities in Excess of Other Assets (-12.5%)		(7,492)
Net Assets (100%)		$60,037

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $6,848,000. This was secured by collateral of $7,173,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $110,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $85,791,000 and $92,670,000, respectively.

(v)

The approximate market value and percentage of total investments, $54,199,000 and 80.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $88,297,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $20,768,000 of which $46,000 related to appreciated securities and $20,814,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (97.9%)
Australia (4.0%)
BHP Billiton Ltd.	37,600	$966
CSL Ltd.	14,597	440
QBE Insurance Group Ltd.	13,590	294
Rio Tinto Ltd. (c)	6,526	449
Tatts Group Ltd.	86,100	162
Wesfarmers Ltd.	12,899	294
		2,605
Austria (2.5%)
Andritz AG	9,769	420
Erste Group Bank AG (c)	10,272	518
Telekom Austria AG	13,428	237
Vienna Insurance Group	9,606	484
		1,659
Belgium (0.4%)
Umicore	8,664	269

Canada (1.7%)
EnCana Corp.	6,600	421
Petrobank Energy & Resources Ltd. (a)(c)	8,950	339
Research In Motion Ltd. (a)	4,900	335
		1,095
Denmark (0.6%)
Vestas Wind Systems A/S (a)	4,860	423

Egypt (0.6%)
Orascom Construction Industries GDR	3,452	401

Finland (1.9%)
Fortum Oyj	20,110	679
Kone Oyj, Class B	21,959	601
		1,280
France (7.1%)
AXA S.A.	19,926	653
BNP Paribas	11,897	1,144
Electricite de France	5,027	364
Essilor International S.A. (c)	9,627	481
GDF Suez S.A.	9,924	519
LVMH Moet Hennessy Louis Vuitton S.A.	4,244	375
Schneider Electric S.A.	4,121	358
Total S.A.	13,087	790
		4,684
Germany (8.9%)
Adidas AG	8,481	456
Allianz SE (Registered)	3,130	430
Bayer AG	13,557	990
Commerzbank AG	11,974	179
Deutsche Post AG (Registered)	14,412	304
E.ON AG	17,548	889
Linde AG	3,874	415
MAN AG	3,200	215
Muenchener Rueckversicherungs AG (Registered)	2,856	431
SAP AG	9,689	520
SGL Carbon AG (a)	11,897	464
Siemens AG (Registered)	6,224	584
		5,877
Greece (2.2%)
Coca-Cola Hellenic Bottling Co. S.A.	22,465	486
National Bank of Greece S.A.	23,121	951
		1,437
Hong Kong (4.3%)
Bank of East Asia Ltd.	109,000	340
Cheung Kong Holdings Ltd.	23,000	261
China Resources Power Holdings Co.	184,000	398
CNOOC Ltd.	368,000	422
Esprit Holdings Ltd.	73,000	448
Great Eagle Holdings Ltd.	83,000	183
MTR Corp., Ltd.	109,500	323
New World Development Ltd.	117,000	131
Parkson Retail Group Ltd. (c)	287,500	321
		2,827
India (0.7%)
Bharti Airtel Ltd. (a)	27,492	467

Indonesia (0.3%)
Bumi Resources Tbk PT	669,000	221

Israel (0.9%)
Teva Pharmaceutical Industries Ltd. ADR	13,400	614

Italy (1.3%)
ENI S.p.A.	22,369	591
UniCredit S.p.A.	75,906	280
		871
Japan (19.5%)
Amada Co., Ltd.	18,000	99
Astellas Pharma, Inc.	5,200	218
Canon, Inc.	18,600	695
Casio Computer Co., Ltd.	11,300	106
Dai Nippon Printing Co., Ltd.	11,000	149
Daicel Chemical Industries Ltd.	23,000	104
Daifuku Co., Ltd.	11,000	69
Daiichi Sankyo Co., Ltd.	8,000	204
Daikin Industries Ltd. (c)	19,600	665
Denki Kagaku Kogyo KK	36,000	95
East Japan Railway Co.	23	171
FamilyMart Co., Ltd.	4,300	182
Fuji Machine Manufacturing Co., Ltd.	2,600	31
FUJIFILM Holdings Corp.	5,700	148
Fujitec Co., Ltd.	9,000	44
Fujitsu Ltd.	36,000	201
Furukawa Electric Co., Ltd.	29,000	128
Hitachi Capital Corp.	7,300	89
Hitachi High-Technologies Corp.	3,200	64
Hitachi Ltd. (c)	28,000	193
House Foods Corp. (c)	3,700	54
Kaneka Corp.	17,000	94
Komatsu Ltd.	22,200	359
Kurita Water Industries Ltd.	4,900	115
Kyocera Corp.	2,400	182

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Kyudenko Corp.	6,000	$35
Lintec Corp.	4,500	73
Maeda Road Construction Co., Ltd. (c)	4,000	26
Marubeni Corp.	20,000	90
Minebea Co., Ltd.	19,000	71
Mitsubishi Chemical Holdings Corp.	23,000	122
Mitsubishi Corp.	13,600	283
Mitsubishi Estate Co., Ltd.	20,000	393
Mitsubishi Heavy Industries Ltd.	44,000	190
Mitsui Mining & Smelting Co., Ltd. (c)	30,000	69
Mitsumi Electric Co., Ltd. (c)	7,200	182
Nagase & Co., Ltd.	6,000	56
NEC Corp.	40,000	170
Nifco, Inc.	5,200	91
Nikon Corp.	15,000	357
Nintendo Co., Ltd.	800	333
Nippon Electric Glass Co., Ltd.	31,000	280
Nippon Meat Packers, Inc.	6,000	91
Nippon Sheet Glass Co., Ltd. (c)	20,000	103
Nippon Steel Corp.	17,000	64
Nippon Telegraph & Telephone Corp.	24	107
Nissan Motor Co., Ltd.	27,800	186
Nissha Printing Co., Ltd. (c)	1,600	78
Nisshinbo Industries, Inc. (c)	8,000	79
Obayashi Corp.	26,000	133
Ono Pharmaceutical Co., Ltd. (c)	3,400	157
Panasonic Corp.	14,000	243
Ricoh Co., Ltd.	12,000	167
Rohm Co., Ltd.	2,000	110
Ryosan Co., Ltd.	3,600	74
Sanki Engineering Co., Ltd.	4,000	28
Sanwa Holdings Corp. (c)	14,000	53
Sanyo Electric Co., Ltd. (a)(c)	253,000	439
Sekisui Chemical Co., Ltd.	21,000	125
Sekisui House Ltd.	11,000	101
Shin-Etsu Chemical Co., Ltd.	7,100	338
Shin-Etsu Polymer Co., Ltd.	11,700	57
Sony Corp.	14,900	461
Stanley Electric Co., Ltd.	24,600	360
Suzuki Motor Corp. (c)	8,600	160
TDK Corp.	2,900	145
Teijin Ltd.	29,000	87
Terumo Corp.	11,700	603
Toho Co., Ltd. (c)	3,300	69
Tokyo Electric Power Co., Inc. (The)	2,800	69
Toshiba Corp. (c)	46,000	199
Toyo Ink Manufacturing Co., Ltd.	16,000	47
Toyoda Gosei Co., Ltd.	2,200	37
Toyota Motor Corp.	6,400	272
Tsubakimoto Chain Co.	19,000	76
Yamaha Corp.	8,000	137
Yamaha Motor Co., Ltd.	8,200	112
		12,847
Luxembourg (1.1%)
ArcelorMittal	6,303	316
Millicom International Cellular S.A.	5,700	391
		707
Mexico (1.4%)
America Movil S.A.B. de C.V., Class L ADR	9,635	446
Wal-Mart de Mexico S.A.B de C.V. ADR	12,700	443
		889
Netherlands (1.0%)
Royal KPN N.V.	24,444	352
Wolters Kluwer N.V.	13,372	273
		625
Norway (1.6%)
Storebrand ASA	67,260	399
Telenor ASA	50,255	618
		1,017
Portugal (0.8%)
Banco Espirito Santo S.A. (Registered) (c)	42,787	531

Singapore (2.2%)
CapitaCommercial Trust REIT	37,040	34
CapitaLand Ltd.	86,000	188
City Developments Ltd.	31,000	194
DBS Group Holdings Ltd.	45,000	532
Keppel Corp. Ltd.	67,000	372
Oversea-Chinese Banking Corp.	31,000	157
		1,477
Spain (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.	27,055	439
Banco Santander S.A.	28,292	428
Telefonica S.A.	25,102	600
		1,467
Switzerland (10.4%)
ABB Ltd. (Registered) (a)	29,856	573
Compagnie Financiere Richemont S.A., Class A	8,671	385
EFG International AG	15,426	445
Nestle S.A. (Registered)	45,882	1,984
Nobel Biocare Holding AG (Registered) (c)	7,173	241
Novartis AG (Registered)	14,950	782
Roche Holding AG (Genusschein)	6,974	1,087
SGS S.A. (Registered)	461	542
UBS AG (Registered) (a)(c)	17,353	300
Zurich Financial Services AG (Registered)	1,703	472
		6,811
Taiwan (0.7%)
Delta Electronics, Inc.	164,560	427

United Kingdom (19.6%)
Anglo American plc	12,776	427
BAE Systems plc	57,750	424
Barclays plc	41,539	252
BG Group plc	26,674	483

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
British American Tobacco plc	17,041	$557
Capita Group plc (The)	39,907	496
G4S plc	117,790	425
GlaxoSmithKline plc	28,365	613
HSBC Holdings plc	88,440	1,432
Imperial Tobacco Group plc	15,127	486
Man Group plc	72,439	445
Prudential plc	82,300	758
Reckitt Benckiser Group plc	11,934	578
Reed Elsevier plc	62,665	621
Rolls-Royce Group plc (a)	47,810	287
Royal Dutch Shell plc, Class A	32,512	939
SABMiller plc	21,570	421
Smith & Nephew plc	55,918	589
Standard Chartered plc	18,058	439
Tesco plc	175,693	1,222
Vodafone Group plc	314,117	694
Wm Morrison Supermarkets plc	63,211	293
		12,881
Total Common Stocks (Cost $70,702)		64,409
Preferred Stock (0.4%)
Germany (0.4%)
Fresenius SE (Cost $305)	3,766	272

No. of
Warrants
Warrants (0.4%)
Luxembourg (0.4%)
First Gulf Bank PJSC, expires 9/27/10 (Cost $394) (a)	51,753	223

Shares
Short-Term Investments (8.5%)
Securities held as Collateral on Loaned Securities (7.1%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	4,177,015	4,177

	Face Amount
	(000)
Short-Term Debt (0.7%)
Bancaja,
2.96%, 11/12/08 (h)	$89	89
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	392	392
		481
		4,658

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	933,811	934
Total Short-Term Investments (Cost $5,592)		5,592
Total Investments (107.2%) (Cost $76,993) — Including $4,323 of Securities Loaned (v)+		70,496
Liabilities in Excess of Other Assets (-7.2%)		(4,718)
Net Assets (100%)		$65,778

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $4,323,000. This was secured by collateral of $4,658,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $134,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $50,425,000 and $52,101,000, respectively.

(v)

The approximate market value and percentage of total investments, $61,514,000 and 87.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $76,993,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,497,000 of which $5,898,000 related to appreciated securities and $12,395,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Magnum Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,562	$1,230	12/11/08	USD	1,249	$1,249	$19
AUD	1,086	855	12/11/08	USD	870	870	15
EUR	936	1,322	12/11/08	USD	1,321	1,321	(1)
EUR	94	133	12/11/08	USD	133	133	—@
EUR	7	9	12/11/08	USD	9	9	—@
GBP	1,199	2,137	12/11/08	USD	2,105	2,105	(32)
GBP	458	817	12/11/08	USD	805	805	(12)
GBP	278	496	12/11/08	USD	488	488	(8)
GBP	478	851	12/11/08	USD	839	839	(12)
JPY	192,458	1,829	12/11/08	USD	1,802	1,802	(27)
USD	3,104	3,104	12/11/08	AUD	3,876	3,053	(51)
USD	171	171	12/11/08	AUD	213	168	(3)
USD	181	181	12/11/08	EUR	128	181	—@
USD	840	840	12/11/08	EUR	596	841	1
USD	4,846	4,846	12/11/08	EUR	3,429	4,843	(3)
USD	3,271	3,271	12/11/08	GBP	1,862	3,319	48
USD	2,870	2,870	12/11/08	GBP	1,634	2,912	42
USD	1,946	1,946	12/11/08	JPY	208,032	1,976	30
USD	562	562	12/11/08	JPY	60,217	572	10
USD	302	302	12/11/08	JPY	32,187	306	4
USD	608	608	12/11/08	JPY	64,987	617	9
		$28,380				$28,409	$29

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (98.4%)
Australia (4.0%)
CFS Retail Property Trust REIT (c)	253,337	$461
Dexus Property Group REIT	1,000,727	1,164
Goodman Group REIT	503,240	1,014
GPT Group REIT	776,069	1,121
Stockland REIT	722,359	3,225
Westfield Group REIT	1,783,647	24,339
		31,324
Austria (1.6%)
CA Immobilien Anlagen AG (a)	297,108	2,931
Conwert Immobilien Invest SE (a)	694,489	6,579
IMMOFINANZ AG (c)	971,030	3,414
		12,924
Finland (1.3%)
Citycon Oyj	627,607	2,066
Sponda Oyj	1,339,545	8,102
		10,168
France (19.6%)
Fonciere Des Regions REIT	91,469	9,545
Gecina S.A. REIT	101,646	11,024
ICADE REIT	115,877	9,414
Klepierre REIT (c)	341,520	13,422
Silic REIT	93,158	11,549
Unibail-Rodamco REIT	489,188	99,656
		154,610
Germany (1.3%)
Alstria Office AG REIT	810,485	10,115

Hong Kong (10.4%)
China Overseas Land & Investment Ltd. (c)	3,401,000	4,118
China Resources Land Ltd.	4,013,000	4,213
Guangzhou R&F Properties Co., Ltd., Class H (c)	8,419,400	7,871
Hang Lung Properties Ltd.	1,397,000	3,295
Henderson Land Development Co., Ltd.	1,156,000	5,156
Hongkong Land Holdings Ltd.	4,160,000	12,502
Hysan Development Co., Ltd.	1,823,185	4,742
Kerry Properties Ltd. (c)	3,171,771	10,344
Link (The) REIT (c)	1,122,000	2,322
Sino Land Co.	712,000	802
Sun Hung Kai Properties Ltd.	2,480,000	25,464
Swire Pacific Ltd., Class A	123,500	1,089
		81,918
Italy (1.2%)
Beni Stabili S.p.A. (c)	7,556,780	6,982
Risanamento S.p.A. (a)(c)	2,131,871	2,582
		9,564
Japan (10.6%)
Goldcrest Co., Ltd. (c)	42,840	632
Japan Real Estate Investment Corp. REIT	291	2,339
Mitsubishi Estate Co., Ltd.	1,417,000	27,846
Mitsui Fudosan Co., Ltd.	1,271,000	24,469
Nippon Building Fund, Inc. REIT	502	4,823
NTT Urban Development Corp.	4,563	5,534
Sumitomo Realty & Development Co., Ltd. (c)	803,000	17,483
		83,126
Netherlands (6.8%)
Corio N.V. REIT	274,736	19,691
Eurocommercial Properties N.V. CVA REIT	202,282	8,844
ProLogis European Properties REIT	1,034,773	9,280
Vastned Retail N.V. REIT	42,190	2,991
Wereldhave N.V. REIT	128,991	12,622
		53,428
Singapore (2.0%)
CapitaLand Ltd.	1,029,000	2,243
CapitaMall Trust REIT	573,000	912
CapitaRetail China Trust REIT	713,500	357
Macquarie Prime REIT	4,723,000	2,722
Mandarin Oriental International Ltd. (c)	82,000	127
United Industrial Corp., Ltd.	5,867,000	8,365
Wheelock Properties Singapore Ltd.	1,472,000	1,278
		16,004
Sweden (2.6%)
Castellum AB	741,861	6,496
Hufvudstaden AB, Class A (c)	1,833,968	14,224
		20,720
Switzerland (1.6%)
PSP Swiss Property AG (Registered) (a)	210,435	12,159

United Kingdom (35.4%)
Big Yellow Group plc REIT	2,184,645	12,743
British Land Co. plc REIT	3,302,392	44,180
Brixton plc REIT	3,910,411	14,598
Capital & Regional plc	1,887,697	5,739
Derwent London plc REIT	757,525	14,151
Grainger plc	2,008,136	7,219
Great Portland Estates plc REIT	1,543,107	9,242
Hammerson plc REIT	1,765,279	30,766
Invista Foundation Property Trust Ltd. REIT	778,960	657
Land Securities Group plc REIT	2,646,681	59,732
Liberty International plc REIT	1,332,149	23,137
Minerva plc (a)	3,795,400	2,372
Quintain Estates & Development plc	2,586,098	9,379
Safestore Holdings plc	2,874,385	6,658
Segro plc REIT	3,646,721	27,282
Shaftesbury plc REIT	451,027	3,408
Unite Group plc	1,538,752	6,254

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

		Value
	Shares	(000)
United Kingdom (cont'd)
Workspace Group plc REIT	332,010	$771
		278,288
Total Common Stocks (Cost $1,183,986)		774,348

Short-Term Investments (7.1%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	30,784,775	30,785

	Face Amount
	(000)
Short-Term Debt (0.5%)
Bancaja,
2.96%, 11/12/08 (h)	$657	657
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	2,890	2,890
		3,547
		34,332

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	21,689,455	21,689
Total Short-Term Investments (Cost $56,021)		56,021
Total Investments (105.5%) (Cost $1,240,007) — Including $31,433 of Securities Loaned (v)+		830,369
Liabilities in Excess of Other Assets (-5.5%)		(43,113)
Net Assets (100%)		$787,256

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $31,433,000. This was secured by collateral of $34,332,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $23,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $711,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $334,763,000 and $313,074,000, respectively.

(v)

The approximate market value and percentage of total investments, $774,348,000 and 93.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,240,007,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $409,638,000 of which $1,432,000 related to appreciated securities and $411,070,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	752	$752	10/1/08	AUD	904	$715	$(37)
USD	668	668	10/2/08	AUD	835	660	(8)
USD	717	717	10/1/08	CHF	791	704	(13)
USD	409	409	10/1/08	CHF	452	402	(7)
USD	275	275	10/2/08	CHF	306	272	(3)
USD	61	61	10/1/08	EUR	43	60	(1)
USD	598	598	10/1/08	EUR	417	587	(11)
USD	2,496	2,496	10/2/08	EUR	1,750	2,463	(33)
USD	389	389	10/1/08	GBP	216	384	(5)
USD	1,864	1,864	10/2/08	GBP	1,035	1,841	(23)
USD	52	52	10/2/08	HKD	407	52	— @
USD	109	109	10/1/08	JPY	11,476	108	(1)
USD	748	748	10/1/08	SEK	5,046	729	(19)
USD	74	74	10/2/08	SEK	510	74	— @
		$9,212				$9,051	$(161)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Australia (5.2%)
Goodman Fielder Ltd.	5,619,716	$6,294
Infomedia Ltd.	8,718,652	2,658
MYOB Ltd.	5,565,482	4,523
Pacific Brands Ltd.	3,375,637	5,208
Ramsay Health Care Ltd.	307,379	2,475
		21,158
Belgium (0.7%)
Omega Pharma S.A.	64,729	2,783

Denmark (4.3%)
Danisco A/S	110,551	6,237
Royal Unibrew A/S	63,724	4,253
Topdanmark A/S (a)	51,424	7,355
		17,845
Finland (3.1%)
Elisa Oyj	484,882	9,559
HKScan Oyj	377,975	3,002
		12,561
France (6.9%)
Bull S.A. (a)	950,081	2,833
GL Trade S.A.	116,893	6,820
ICADE REIT	39,267	3,190
Ipsen S.A.	109,903	4,950
Nexans S.A.	23,843	2,136
Saft Groupe S.A.	78,991	3,140
Teleperformance	182,832	5,106
		28,175
Germany (3.2%)
Alstria Office AG REIT	177,792	2,219
K&S AG	23,418	1,639
MTU Aero Engines Holding AG	139,370	3,868
Sartorius AG (Non-Voting Shares)	265,123	5,615
SCS Standard Computersysteme AG (a)(d)(i)(l)	21,289	—
		13,341
Hong Kong (0.7%)
Solomon Systech International Ltd.	43,177,900	971
Yip’s Chemical Holdings Ltd.	4,406,000	1,885
		2,856
Ireland (5.1%)
DCC plc	246,666	4,761
Glanbia plc	1,025,171	5,490
Kerry Group plc, Class A	353,771	10,365
Smurfit Kappa Group plc	125,810	540
		21,156
Italy (5.0%)
Davide Campari-Milano S.p.A.	1,378,541	11,253
Interpump S.p.A.	424,459	2,763
Prysmian S.p.A.	190,924	3,727
SAES Getters S.p.A.	102,042	1,699
Sogefi S.p.A.	347,714	999
		20,441
Japan (34.2%)
Aplus Co., Ltd. (a)	2,599,600	1,655
Ariake Japan Co., Ltd.	836,400	13,705
Atrium Co., Ltd.	792,600	3,379
Daibiru Corp.	152,700	1,144
Doutor Nichires Holdings Co., Ltd.	662,700	9,889
Fuyo General Lease Co., Ltd.	195,200	4,712
Hikari Tsushin, Inc.	367,000	7,833
Jaccs Co., Ltd. (a)	2,355,000	5,153
Japan Securities Finance Co., Ltd.	1,319,800	8,529
Mabuchi Motor Co., Ltd.	128,800	5,861
Milbon Co., Ltd.	242,700	5,360
Miraial Co., Ltd.	200,400	3,017
Nakanishi, Inc.	69,500	5,885
Nihon Micro Coating Co., Ltd.	379,500	499
Nihon Trim Co., Ltd.	114,900	2,021
Okinawa Cellular Telephone Co.	3,432	5,232
Okinawa Electric Power Co., Inc. (The)	179,900	8,593
Osaki Engineering Co., Ltd.	636	618
Sawada Holdings Co., Ltd. (a)	218,700	1,053
Shinkawa Ltd.	340,400	3,964
Snow Brand Milk Products Co., Ltd.	871,500	2,790
Sumitomo Osaka Cement Co., Ltd.	4,558,000	7,346
Sun Frontier Fudousan Co., Ltd.	6,730	2,877
Takuma Co., Ltd.	539,000	1,358
Toei Animation Co., Ltd.	378,100	8,655
Tokyo Tomin Bank Ltd. (The)	396,300	6,501
Vantec Group Holdings Corp.	1,958	3,127
Wacom Co., Ltd.	1,768	3,249
Yachiyo Bank Ltd. (The)	2,894	6,427
		140,432
Netherlands (1.3%)
Advanced Metallurgical Group N.V. (a)	108,512	4,460
Smartrac N.V. (a)	40,373	857
		5,317
New Zealand (0.8%)
Fisher & Paykel Healthcare Corp., Ltd.	984,085	1,957
Warehouse Group Ltd. (The)	696,800	1,413
		3,370
Norway (4.7%)
Cermaq ASA	412,862	2,685
Fred Olsen Energy ASA	75,399	2,924
Pronova BioPharma A/S (a)	1,470,630	4,849
Revus Energy ASA (a)	181,429	1,980
Schibsted ASA	176,128	3,273
TGS Nopec Geophysical Co. ASA (a)	452,819	3,636
		19,347
Spain (0.4%)
Miquel y Costas & Miquel S.A.	138,626	1,825

Sweden (3.9%)
Billerud AB	497,610	3,521
Elekta AB, Class B	230,104	3,933
Micronic Laser Systems AB (a)	823,067	2,091
Saab AB, Class B	420,331	6,462
		16,007
Switzerland (5.8%)
Bucher Industries AG (Registered)	12,014	1,590

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

		Value
	Shares	(000)
Switzerland (cont’d)
Coltene Holding AG	100,322	$6,716
Galenica AG (Registered)	24,772	8,796
LEM Holding S.A. (Registered)	11,478	2,658
Schindler Holding AG	56,391	3,370
Sia Abrasives Holding AG (Registered)	2,168	748
		23,878
United Kingdom (11.8%)
Ark Therapeutics Group plc (a)	4,252,470	4,323
Britvic plc	2,642,140	9,637
Cattles plc	1,410,100	1,952
Charter plc	377,422	4,219
CVS Group plc (a)	1,041,865	3,877
Filtrona plc	543,716	1,577
Luminar Group Holdings plc	1,391,053	4,645
Premier Foods plc	6,996,230	9,398
Spirax-Sarco Engineering plc	240,931	3,890
Wincanton plc	1,443,902	4,865
		48,383
Total Common Stocks (Cost $512,551)		398,875

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $12,435) (o)	12,434,583	12,435
Total Investments (100.1%) (Cost $524,986) (v)+		411,310
Liabilities in Excess of Other Assets (-0.1%)		(480)
Net Assets (100%)		$410,830

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At September 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At September 30, 2008, these securities had an aggregate market value of $0 representing 0.0% of net assets.

(l)	Security has been deemed illiquid at September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $249,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $203,633,000 and $191,198,000, respectively.

(v)

The approximate market value and percentage of total investments, $398,875,000 and 97.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $524,986,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $113,676,000 of which $23,858,000 related to appreciated securities and $137,534,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	158	$222	10/2/08	USD	225	$225	$3
SEK	659	96	10/1/08	USD	98	98	2
USD	158	158	10/1/08	EUR	110	155	(3)
USD	393	393	10/1/08	GBP	218	388	(5)
USD	766	766	10/2/08	GBP	426	757	(9)
USD	10	10	10/2/08	HKD	79	10	— @
		$1,645				$1,633	$(12)

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.1%)
Advertising Agencies (0.6%)
Monster Worldwide, Inc. (a)	372,567	$5,555

Air Transport (1.4%)
Expeditors International Washington, Inc.	396,518	13,815

Biotechnology Research & Production (2.2%)
Illumina, Inc. (a)	523,606	21,222

Building: Cement (3.6%)
Cemex S.A.B. de C.V. ADR (a)	965,688	16,629
Martin Marietta Materials, Inc.	165,346	18,516
		35,145
Casinos & Gambling (4.2%)
Wynn Resorts Ltd.	499,179	40,753

Chemicals (8.6%)
Monsanto Co.	851,238	84,256

Communications Technology (7.9%)
America Movil S.A.B. de C.V., Class L ADR	491,968	22,807
China Mobile Ltd. ADR	246,423	12,341
QUALCOMM, Inc.	435,043	18,694
Research In Motion Ltd. (a)	333,455	22,775
		76,617
Computer Services Software & Systems (10.6%)
Baidu.com ADR (a)	65,454	16,248
Google, Inc., Class A (a)	140,116	56,119
Tencent Holdings Ltd.	2,236,800	16,114
Visa, Inc., Class A	154,793	9,503
VMware, Inc., Class A (a)	216,222	5,760
		103,744
Computer Technology (3.5%)
Apple, Inc. (a)	300,250	34,126
Seagate Technology, Inc. (a)(d)(l)	186,100	—
		34,126
Diversified Financial Services (2.4%)
CME Group, Inc.	63,973	23,767

Drugs & Pharmaceuticals (1.8%)
Allergan, Inc.	206,172	10,618
Gen-Probe, Inc. (a)	137,672	7,303
		17,921
Electronics: Semi-Conductors/Components (0.9%)
First Solar, Inc. (a)	47,888	9,046

Energy — Miscellaneous (8.2%)
Questar Corp.	87,528	3,581
Range Resources Corp.	93,582	4,012
Southwestern Energy Co. (a)	729,373	22,275
Ultra Petroleum Corp. (a)	906,613	50,172
		80,040
Finance Companies (1.6%)
BM&F Bovespa S.A.	3,536,152	15,573

Financial — Miscellaneous (9.1%)
American Express Co.	663,146	23,495
Berkshire Hathaway, Inc., Class B (a)	4,619	20,301
Mastercard, Inc., Class A	143,421	25,433
Redecard S.A.	1,571,495	19,572
		88,801
Health Care Equipment & Supplies (1.4%)
Intuitive Surgical, Inc. (a)	55,850	13,459

Insurance: Multi-Line (2.1%)
Loews Corp.	517,933	20,453

Real Estate Investment Trusts (REIT) (5.1%)
Brookfield Asset Management, Inc., Class A	1,822,202	50,001

Restaurants (2.3%)
Starbucks Corp. (a)	1,475,948	21,947

Retail (6.5%)
Amazon.com, Inc. (a)	867,802	63,141

Services: Commercial (8.3%)
Corporate Executive Board Co. (The)	299,697	9,366
eBay, Inc. (a)	1,476,556	33,045
Leucadia National Corp.	857,610	38,970
		81,381
Shipping (2.3%)
C.H. Robinson Worldwide, Inc.	448,810	22,871

Textile Apparel Manufacturers (1.0%)
Coach, Inc. (a)	387,655	9,707

Wholesalers (1.5%)
Li & Fung Ltd.	5,994,000	14,639
Total Common Stocks (Cost $1,032,839)		947,980

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $35,156)(o)	35,155,807	35,156
Total Investments (100.7%) (Cost $1,067,995) (v)+		983,136
Liabilities in Excess of Other Assets (-0.7%)		(6,917)
Net Assets (100%)		$976,219

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At September 30, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(l)	Security has been deemed illiquid at September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $16,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $491,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $386,660,000 and $376,312,000, respectively.

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)
Capital Growth Portfolio

(v)

The approximate market value and percentage of total investments, $30,753,000 and 3.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,067,995,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $84,859,000 of which $114,356,000 related to appreciated securities and $199,215,000 related to depreciated securities.

ADR	American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Focus Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.7%)
Air Transport (2.1%)
Expeditors International
Washington, Inc.	6,143	$214

Building: Cement (2.8%)
Cemex S.A.B. de C.V. ADR (a)	16,386	282

Casinos & Gambling (4.8%)
Wynn Resorts Ltd.	5,878	480

Chemicals (10.2%)
Monsanto Co.	10,334	1,023

Communications Technology (6.5%)
America Movil S.A.B. de C.V., Class L ADR	7,435	345
Research In Motion Ltd. (a)	4,554	311
		656
Computer Services Software & Systems (11.6%)
Baidu.com ADR (a)	1,038	258
Google, Inc., Class A (a)	1,656	663
Tencent Holdings Ltd.	33,800	243
		1,164
Computer Technology (4.4%)
Apple, Inc. (a)	3,891	442

Diversified Financial Services (3.5%)
CME Group, Inc.	936	348

Energy — Miscellaneous (8.5%)
Ultra Petroleum Corp. (a)	15,388	852

Finance Companies (2.9%)
BM&F Bovespa S.A.	65,683	289

Financial — Miscellaneous (7.4%)
American Express Co.	8,829	313
Berkshire Hathaway, Inc., Class B (a)	9	40
Mastercard, Inc., Class A	2,183	387
		740
Insurance: Multi-Line (2.4%)
Loews Corp.	6,086	240

Real Estate Investment Trusts (REIT) (5.8%)
Brookfield Asset Management, Inc., Class A	21,255	583

Retail (9.2%)
Amazon.com, Inc. (a)	12,671	922

Services: Commercial (10.3%)
Corporate Executive Board Co. (The)	3,575	112
eBay, Inc. (a)	17,880	400
Leucadia National Corp.	11,616	528
		1,040
Shipping (3.4%)
C.H. Robinson Worldwide, Inc.	6,691	341

Wholesalers (1.9%)
Li & Fung Ltd.	78,000	191
Total Common Stocks (Cost $11,143)		9,807

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $235)(o)	235,469	235
Total Investments (100.0%) (Cost $11,378) (v)+		10,042
Liabilities in Excess of Other Assets (0.0%)		(4)
Net Assets (100%)		$10,038

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $14,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $3,582,000 and $4,494,000, respectively.

(v)

The approximate market value and percentage of total investments, $434,000 and 4.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $11,378,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,336,000 of which $1,043,000 related to appreciated securities and $2,379,000 related to depreciated securities.

ADR	American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Common Stocks (91.7%)
Aerospace & Defense (1.7%)
Raytheon Co.	76,210	$4,078

Air Transport (0.5%)
Continental Airlines, Inc., Class B (a)	56,510	942
UAL Corp.	27,400	241
		1,183
Banks: Outside New York City (3.2%)
PNC Financial Services Group, Inc.	67,060	5,009
SunTrust Banks, Inc.	56,968	2,563
		7,572
Beverages: Soft Drinks (1.5%)
Coca-Cola Co. (The)	65,240	3,450

Chemicals (3.3%)
Bayer AG ADR	90,510	6,601
E.I. Du Pont de Nemours & Co.	30,420	1,226
		7,827
Commercial Banks (1.4%)
KeyCorp	79,743	952
Mitsubishi UFJ Financial Group, Inc. ADR	59,212	518
Mizuho Financial Group, Inc. ADR	112,242	979
Sumitomo Mitsui Financial Group, Inc.	133	833
		3,282
Communications & Media (6.5%)
Comcast Corp., Class A	201,595	3,957
Time Warner, Inc.	493,778	6,474
Viacom, Inc., Class B (a)	187,892	4,667
		15,098
Communications Technology (1.7%)
Alcatel-Lucent ADR (a)	411,700	1,581
Cisco Systems, Inc. (a)	106,830	2,410
		3,991
Computer Services Software & Systems (0.6%)
Oracle Corp. (a)	37,700	766
Symantec Corp. (a)	36,580	716
		1,482
Computer Technology (1.7%)
EMC Corp. (a)	37,240	445
Hewlett-Packard Co.	77,649	3,591
		4,036
Consumer Electronics (0.5%)
Sony Corp. ADR	35,500	1,096

Consumer Staples — Miscellaneous (0.6%)
Kimberly-Clark Corp.	21,390	1,387

Cosmetics (0.9%)
Estee Lauder Cos., Inc. (The)	41,200	2,056

Diversified Financial Services (10.6%)
Bank of America Corp.	110,597	3,871
Citigroup, Inc.	251,850	5,165
Goldman Sachs Group, Inc. (The)	8,100	1,037
JPMorgan Chase & Co.	292,780	13,673
Merrill Lynch & Co., Inc.	40,454	1,023
		24,769
Drugs & Pharmaceuticals (11.4%)
Abbott Laboratories	100,700	5,798
Bristol-Myers Squibb Co.	190,680	3,976
Cardinal Health, Inc.	34,300	1,690
Novartis AG ADR	60,720	3,208
Roche Holding AG ADR	44,300	3,447
Schering-Plough Corp.	323,160	5,969
Wyeth	68,350	2,525
		26,613
Electrical Equipment & Components (0.1%)
Capital One Financial Corp.	6,568	335

Electronics: Semi-Conductors/Components (0.9%)
Intel Corp.	106,731	1,999

Energy — Miscellaneous (2.5%)
Devon Energy Corp.	17,210	1,570
Occidental Petroleum Corp.	59,760	4,210
		5,780
Energy Equipment (0.6%)
Schlumberger Ltd.	16,840	1,315

Financial — Miscellaneous (3.7%)
Marsh & McLennan Cos., Inc.	270,549	8,593

Foods (6.9%)
Cadbury plc ADR	96,719	3,960
Kraft Foods, Inc., Class A	104,478	3,422
Philip Morris International, Inc.	47,530	2,286
Unilever N.V.	225,840	6,359
		16,027
Insurance: Multi-Line (0.6%)
Aegon N.V. (Registered) ADR	42,302	371
Hartford Financial Services Group, Inc.	26,775	1,098
		1,469
Insurance: Property & Casualty (3.4%)
Chubb Corp.	72,880	4,001
Travelers Cos., Inc. (The)	87,400	3,951
		7,952
Manufacturing (1.5%)
Siemens AG ADR	21,410	2,010
Tyco International Ltd.	39,945	1,399
		3,409
Materials & Processing — Miscellaneous (0.7%)
Newmont Mining Corp.	43,350	1,680

Medical & Dental Instruments & Supplies (2.1%)
Boston Scientific Corp. (a)	161,410	1,980
Covidien Ltd.	54,555	2,933
		4,913
Multi-Sector Companies (1.2%)
General Electric Co.	114,420	2,918

Oil: Integrated (4.8%)
BP plc ADR	31,330	1,572
ConocoPhillips	20,610	1,510
Exxon Mobil Corp.	40,400	3,137
Royal Dutch Shell plc ADR	83,150	4,907
		11,126
Recreational Vehicles & Boats (0.5%)
Harley-Davidson, Inc.	32,777	1,223

Restaurants (0.6%)
Starbucks Corp. (a)	98,230	1,461

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Retail (4.7%)
Home Depot, Inc.	120,616	$3,122
Macy’s, Inc.	90,820	1,633
Wal-Mart Stores, Inc.	105,040	6,291
		11,046
Securities Brokerage & Services (1.5%)
Charles Schwab Corp. (The)	132,672	3,449

Services: Commercial (1.5%)
eBay, Inc. (a)	159,190	3,563

Soaps & Household Chemicals (0.9%)
Procter & Gamble Co.	31,050	2,164

Tobacco (0.6%)
Altria Group, Inc.	66,290	1,315

Utilities: Electrical (4.6%)
American Electric Power Co., Inc.	136,180	5,043
Entergy Corp.	23,190	2,064
FirstEnergy Corp.	55,850	3,741
		10,848
Utilities: Telecommunications (1.7%)
Verizon Communications, Inc.	123,865	3,975
Total Common Stocks (Cost $228,482)		214,480

Preferred Stocks (1.0%)
Diversified Financial Services (1.0%)
Bank of America Corp.
(Convertible)	1,200	1,006
Citigroup, Inc. (Convertible)	26,600	1,097
Wachovia Corp. (Convertible)	600	231
Total Preferred Stocks (Cost $3,225)		2,334

Investment Companies (2.0%)
Financial Select Sector SPDR Fund	203,496	4,048
Regional Bank Holders Trust	2,175	233
SPDR KBW Regional Banking ETF	12,880	457
Total Investment Companies (Cost $5,975)		4,738

Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $12,131)(o)	12,130,781	12,131
Total Investments (99.9%) (Cost $249,813) (v)+		233,683
Other Assets in Excess of Liabilities (0.1%)		287
Net Assets (100%)		$233,970

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $250,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $82,861,000 and $75,673,000, respectively.

(v)

The approximate market value and percentage of total investments, $833,000 and 0.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $249,813,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $16,130,000 of which $17,748,000 related to appreciated securities and $33,878,000 related to depreciated securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Biotechnology Research & Production (4.3%)
Alnylam Pharmaceuticals, Inc. (a)	900,786	$26,078
Illumina, Inc. (a)	738,470	29,930
		56,008
Building: Cement (4.6%)
Eagle Materials, Inc.	1,361,917	30,466
Texas Industries, Inc.	738,699	30,183
		60,649
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc. (a)	613,119	4,034

Communications & Media (0.5%)
CKX, Inc. (a)	1,117,557	6,884

Communications Technology (2.5%)
Gmarket, Inc. ADR (a)	695,472	16,163
GSI Commerce, Inc. (a)	1,113,842	17,242
		33,405
Computer Services Software & Systems (9.0%)
Bankrate, Inc. (a)	329,016	12,802
Blackboard, Inc. (a)	650,745	26,219
comScore, Inc. (a)	535,398	9,439
Forrester Research, Inc. (a)	1,145,683	33,592
Longtop Financial Technologies Ltd. ADR (a)	1,088,234	15,333
NetSuite, Inc. (a)	445,747	8,032
Sina Corp. (a)	352,953	12,424
		117,841
Education Services (8.1%)
Ambassadors Group, Inc.	1,021,275	16,248
American Public Education, Inc. (a)	501,318	24,204
Strayer Education, Inc.	330,425	66,171
		106,623
Electronics: Semi-Conductors/Components (0.7%)
Tessera Technologies, Inc. (a)	529,793	8,657

Electronics: Technology (1.2%)
Cogent Communications Group, Inc. (a)	1,976,323	15,257

Energy — Miscellaneous (3.0%)
Contango Oil & Gas Co. (a)	732,510	39,541

Engineering & Contracting Services (1.8%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	918,391	23,474

Finance Companies (0.3%)
Climate Exchange plc (a)	213,895	3,920

Financial — Miscellaneous (4.2%)
Interactive Data Corp.	594,014	14,981
Riskmetrics Group, Inc. (a)	2,089,651	40,894
		55,875
Homebuilding (2.5%)
Brascan Residential Properties S.A.	3,224,207	7,455
Gafisa S.A. ADR	983,576	25,278
		32,733
Hotel/Motel (0.7%)
Mandarin Oriental International Ltd.	6,241,693	9,675

Insurance: Multi-Line (1.8%)
Greenlight Capital Re Ltd., Class A (a)	1,038,919	23,885

Investment Management Companies (4.3%)
Greenhill & Co., Inc.	773,905	57,075

Leisure Time (1.6%)
Aruze Corp.	879,600	19,139
Premier Exhibitions, Inc. (a)	917,249	1,651
		20,790
Machinery: Industrial/Specialty (1.4%)
Middleby Corp. (a)	344,136	18,690

Medical & Dental Instruments & Supplies (5.8%)
Cepheid, Inc. (a)	629,832	8,711
Techne Corp. (a)	938,521	67,686
		76,397
Oil: Crude Producers (4.5%)
Carrizo Oil & Gas, Inc. (a)	679,554	24,648
GMX Resources, Inc. (a)	722,787	34,549
		59,197
Printing & Copying Services (1.3%)
VistaPrint Ltd. (a)	534,406	17,550

Publishing — Miscellaneous (1.4%)
Morningstar, Inc. (a)	329,472	18,276

Real Estate Investment Trusts (REIT) (0.5%)
Consolidated-Tomoka Land Co.	131,943	5,698
FX Real Estate & Entertainment, Inc. (a)	213,190	222
		5,920
Restaurants (3.0%)
BJ’s Restaurants, Inc. (a)	1,042,269	12,445
P.F. Chang’s China Bistro, Inc. (a)	1,144,323	26,937
		39,382
Retail (7.8%)
Blue Nile, Inc. (a)	1,074,431	46,061
Citi Trends, Inc. (a)	860,234	14,013
Ctrip.com International Ltd. ADR	810,649	31,299
Dena Co., Ltd.	2,794	11,248
		102,621
Services: Commercial (8.7%)
Advisory Board Co. (The) (a)	1,116,930	33,687
Corporate Executive Board Co. (The)	419,678	13,115
CoStar Group, Inc. (a)	959,295	43,542
Information Services Group, Inc. (a)	2,373,870	11,632
MercadoLibre, Inc. (a)	630,330	12,827
		114,803
Shoes (2.2%)
Lululemon Athletica, Inc. (a)	1,246,740	28,712

Technology — Miscellaneous (2.9%)
athenahealth, Inc. (a)	651,670	21,681
Housevalues, Inc. (a)	1,024,170	2,714
iRobot Corp. (a)	703,141	10,421
Rediff.com India Ltd. ADR (a)	804,484	3,298
		38,114
Toys (2.5%)
Marvel Entertainment, Inc. (a)	964,468	32,927

Transportation — Miscellaneous (0.5%)
Integrated Distribution Services Group Ltd.	4,778,400	6,482

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Utilities: Electrical (3.0%)
Brookfield Infrastructure Partners LP	2,482,297	$39,047
Total Common Stocks (Cost $1,434,942)		1,274,444

Preferred Stocks (2.3%)
Biotechnology Research & Production (0.6%)
Pacific Biosciences of California, Inc. (Convertible) (a)(d)(l)	1,046,420	7,325

Diversified Financial Services (0.6%)
Ning, Inc. (Convertible) (a)(d)	1,132,800	8,100

Drugs & Pharmaceuticals (1.1%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(d)(l)	1,212,976	14,555
Total Preferred Stocks (Cost $23,006)		29,980

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $17,438)(o)	17,438,408	17,438
Total Investments (100.5%) (Cost $1,475,386) (v)+		1,321,862
Liabilities in Excess of Other Assets (-0.5%)		(6,568)
Net Assets (100%)		$1,315,294

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $29,980,000 of fair valued securities, representing 2.3% of net assets.
(l)	Security has been deemed illiquid at September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $142,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $102,886,000 and $89,880,000, respectively.

(v)

The approximate market value and percentage of total investments, $50,463,000 and 3.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,475,386,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $153,524,000 of which $190,282,000 related to appreciated securities and $343,806,000 related to depreciated securities.

ADR	American Depositary Receipt

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (95.5%)
Diversified (5.3%)
Forest City Enterprises, Inc., Class A (c)	757,531	$23,233
Vornado Realty Trust REIT (c)	317,625	28,888
		52,121
Health Care (9.6%)
Assisted Living Concepts, Inc., Class A (a)(c)	1,134,750	7,228
Brookdale Senior Living, Inc. (c)	230,359	5,066
Care Investment Trust, Inc. REIT (c)	126,180	1,449
Extendicare REIT	44,580	291
HCP, Inc. REIT (c)	498,479	20,004
Healthcare Realty Trust, Inc. REIT (c)	1,010,010	29,442
National Health Investors, Inc. REIT (c)	105,890	3,619
Senior Housing Properties Trust REIT (c)	1,127,062	26,858
		93,957
Industrial (6.2%)
AMB Property Corp. REIT (c)	238,943	10,824
Cabot Industrial Value Fund, LP (a)(d)(i)(l)	10,667	5,334
DCT Industrial Trust, Inc. REIT (c)	646,780	4,844
Exeter Industrial Value Fund LP (d)	3,645,893	3,400
Keystone Industrial Fund, LP (d)(i)(l)	6,000,000	4,932
Prologis REIT (c)	757,008	31,242
		60,576
Land (2.9%)
Plum Creek Timber Co., Inc. REIT (c)	580,138	28,926

Lodging/Resorts (10.3%)
Hersha Hospitality Trust REIT (c)	604,042	4,494
Host Hotels & Resorts, Inc. REIT (c)	2,731,652	36,304
Morgans Hotel Group Co. (a)	646,345	7,051
Starwood Hotels & Resorts
Worldwide, Inc. (c)	1,453,185	40,893
Strategic Hotels & Resorts, Inc. REIT	1,668,364	12,596
		101,338
Office (13.9%)
Boston Properties, Inc. REIT (c)	583,681	54,668
Brandywine Realty Trust REIT	66,779	1,070
BRCP REIT I, LLC (a)(d)(i)(l)	6,101,396	2,851
BRCP REIT II, LLC (a)(d)(i)(l)	5,586,430	5,586
Brookfield Properties Corp.	2,196,762	34,797
Douglas Emmett, Inc. REIT	254,523	5,872
Kilroy Realty Corp. REIT (c)	192,280	9,189
Mack-Cali Realty Corp. REIT (c)	646,896	21,910
Parkway Properties, Inc. REIT (c)	23,024	872
SL Green Realty Corp. REIT (c)	1,443	94
		136,909
Office/Industrial (3.6%)
Duke Realty Corp. REIT (c)	438,962	10,790
Liberty Property Trust REIT (c)	468,980	17,657
PS Business Parks, Inc. REIT	121,802	7,016
		35,463
Residential Apartments (17.5%)
Atlantic Gulf Communities
Corp. (a)(d)(i)	140,284	—
AvalonBay Communities, Inc. REIT (c)	655,974	64,561
Camden Property Trust REIT (c)	613,248	28,123
Equity Residential REIT (c)	1,320,701	58,652
Post Properties, Inc. REIT	753,723	21,082
		172,418
Residential Manufactured Homes (1.9%)
Equity Lifestyle Properties, Inc. REIT (c)	342,609	18,169

Retail Regional Malls (12.0%)
General Growth Properties, Inc. REIT (c)	627,291	9,472
Macerich Co. (The) REIT (c)	241,134	15,349
Simon Property Group, Inc. REIT (c)	898,249	87,130
Taubman Centers, Inc. REIT (c)	126,663	6,333
		118,284
Retail Strip Centers (8.8%)
Acadia Realty Trust REIT (c)	363,223	9,182
BPP Liquidating Trust REIT (a)(d)(l)	113,290	—
Developers Diversified Realty Corp. REIT (c)	73,860	2,341
Equity One, Inc. REIT (c)	22,217	455
Federal Realty Investment Trust REIT (c)	331,624	28,387
Ramco-Gershenson Properties Trust REIT (c)	134,955	3,026
Regency Centers Corp. REIT (c)	637,937	42,544
Weingarten Realty Investors REIT (c)	13,050	465
		86,400
Self Storage (3.5%)
Public Storage REIT (c)	223,108	22,090
Sovran Self Storage, Inc. REIT (c)	265,142	11,849
		33,939
Total Common Stocks (Cost $932,496)		938,500

Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp.,
Series B (a)(d)(i)(l)	107,021	—
Atlantic Gulf Communities Corp.,
Series B (Convertible) (a)(d)(i)(l)	75,765	—
Total Preferred Stocks (Cost $1,828)		—

Short-Term Investments (30.5%)
Securities held as Collateral on Loaned Securities (26.3%)
Investment Company (23.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	231,947,469	231,947

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face Amount	Value
	(000)	(000)
Short-Term Debt (2.7%)
Bancaja, 2.96%,
11/12/08 (h)	$4,948	$4,948
Citigroup Global Markets, Inc.,
1.00%, 10/1/08	21,777	21,777
		26,725
		258,672

	Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	41,042,169	41,042
Total Short-Term Investments (Cost $299,714)		299,714
Total Investments (126.0%) (Cost $1,234,038) — including $268,692 of Securities Loaned +		1,238,214
Liabilities in Excess of Other Assets (-26.0%)		(255,575)
Net Assets (100%)		$982,639

(a)           Non-income producing security.

(c)                                  All or a portion of security on loan at September 30, 2008. At September 30, 2008, the Portfolio had loaned securities with a total value of $268,692,000. This was secured by collateral of $258,672,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)                                 Securities were valued at fair value — At September 30, 2008, the Portfolio held approximately $22,103,000 of fair valued securities, representing 2.3% of net assets.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.

(i)                                     Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired on 11/97 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired on 6/97 and has a current cost basis of $1,070,000. BRCP REIT I, LLC was acquired on 5/03 - 5/08 and has a current cost basis of $2,851,000. BRCP REIT II, LLC was acquired on 10/06 - 12/07 and has a current cost basis of $5,586,000. Cabot Industrial Value Fund LP was acquired on 11/05 - 6/08 and has a current cost basis of $4,500,000, Keystone Industrial Fund LP was acquired on 3/06 - 9/07 and has a current cost basis of $4,932,000. At September 30, 2008, these securities had an aggregate market value of $18,703,000 representing 1.9% of net assets.

(l)                                     Security has been deemed illiquid at September 30, 2008.

(o)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $35,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $1,295,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $610,690,000 and $337,701,000, respectively.

+                                         At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,234,038,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,176,000 of which $132,133,000 related to appreciated securities and $127,957,000 related to depreciated securities.

REIT       Real Estate Investment Trust

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

U.S. Small/Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (92.9%)
Aerospace & Defense (8.1%)
AAR Corp. (a)	26,100	$433
Alliant Techsystems, Inc. (a)	4,500	423
Goodrich Corp.	10,100	420
Spirit Aerosystems Holdings, Inc., Class A (a)	27,400	440
		1,716
Auto Components (1.9%)
WABCO Holdings, Inc.	11,500	409

Beverages (1.7%)
Molson Coors Brewing Co., Class B	7,600	355

Chemicals (3.2%)
Cytec Industries, Inc.	8,700	338
Lubrizol Corp.	7,900	341
		679
Commercial Services & Supplies (6.7%)
ACCO Brands Corp. (a)	23,000	173
Brink’s Co. (The)	10,700	653
Cenveo, Inc. (a)	33,900	261
RR Donnelley & Sons Co.	13,100	321
		1,408
Computers & Peripherals (5.5%)
Electronics for Imaging, Inc. (a)	20,700	288
MSC.Software Corp. (a)	40,400	432
Teradata Corp. (a)	22,500	439
		1,159
Containers & Packaging (5.7%)
Owens-Illinois, Inc. (a)	10,200	300
Pactiv Corp. (a)	16,000	397
Smurfit-Stone Container Corp. (a)	106,100	499
		1,196
Diversified Telecommunication Services (2.0%)
CenturyTel, Inc.	11,800	433

Electrical Equipment (4.3%)
Belden, Inc.	22,700	722
General Cable Corp. (a)	5,300	189
		911
Energy Equipment & Services (1.3%)
Exterran Holdings, Inc. (a)	3,700	118
Superior Energy Services, Inc. (a)	5,300	165
		283
Gas Utilities (2.2%)
UGI Corp.	17,600	454

Health Care Providers & Services (5.7%)
Apria Healthcare Group, Inc. (a)	14,400	263
IMS Health, Inc.	21,100	399
PerkinElmer, Inc.	21,900	547
		1,209
Hotels Restaurants & Leisure (0.8%)
AFC Enterprises, Inc. (a)	23,600	171

Household Durables (3.8%)
Snap-On, Inc.	10,000	527
Stanley Works (The)	6,800	284
		811
Information Technology Services (9.2%)
Broadridge Financial Solutions, Inc.	33,900	522
Computer Sciences Corp. (a)	10,700	430
MAXIMUS, Inc.	27,100	998
		1,950
Insurance (11.7%)
Assurant, Inc.	11,200	616
Conseco, Inc. (a)	72,100	253
Hanover Insurance Group, Inc. (The)	16,059	731
Markel Corp. (a)	1,200	422
Reinsurance Group of America, Inc., Class A	8,200	443
		2,465
Media (1.7%)
Scripps Networks Interactive, Inc., Class A	10,000	363

Office Electronics (2.5%)
Zebra Technologies Corp., Class A (a)	19,200	535

Oil, Gas & Consumable Fuels (1.0%)
Pioneer Natural Resources Co.	3,900	204

Paper & Forest Products (1.4%)
MeadWestvaco Corp.	13,100	305

Pharmaceuticals (2.1%)
Perrigo Co.	11,600	446

Real Estate (1.4%)
Host Hotels & Resorts, Inc. REIT	21,600	287

Software (4.7%)
Amdocs Ltd. (a)	18,200	499
Check Point Software Technologies (a)	21,600	491
		990
Specialty Retail (2.1%)
PetSmart, Inc.	17,700	437

Thrifts & Mortgage Finance (2.2%)
TFS Financial Corp.	36,700	460
Total Common Stocks (Cost $24,151)		19,636

Face Amount
(000)
Fixed Income (2.1%)
Life Science Tools & Services (2.1%)
Invitrogen Corp. (Convertible), (Cost $483)	$487	441

	Shares
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,067)(o)	1,067,444	1,067
Total Investments (100.1%) (Cost $25,701) +		21,144
Liabilities in Excess of Other Assets (-0.1%)		(16)
Net Assets (100%)		$21,128

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small/Mid Cap Value Portfolio

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $32,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $12,148,000 and $12,359,000, respectively.

+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $25,701,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,557,000 of which $264,000 related to appreciated securities and $4,821,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Debt Instruments (95.6%)
Brazil (12.1%)
Corporate (0.3%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	170	$88

Sovereign (11.8%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/14	7,581		3,340
			3,428
Colombia (1.2%)
Sovereign (1.2%)
Republic of Colombia,
12.00%, 10/22/15	COP	713,000	343

Egypt (0.5%)
Sovereign (0.5%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	925	135

Hungary (12.2%)
Sovereign (12.2%)
Republic of Hungary,
6.25%, 8/24/10	HUF	77,850	427
6.75%, 4/12/10	118,430		661
Republic of Hungary, 12/B,
7.25%, 6/12/12	418,340		2,271
Republic of Hungary, 17/B,
6.75%, 2/24/17	20,280		107
			3,466
Indonesia (8.4%)
Corporate (0.0%)
Tjiwi Kimia Finance B.V., Tranche A, 144a,
4.83%, 4/28/15 (e)(h)	$—		—@

Sovereign (8.4%)
Barclays plc, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	IDR	10,000,000	825
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
Zero Coupon, 9/20/09	8,500,000		800
9.00%, 9/15/18	3,300,000		272
UBS AG, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	5,850,000		478
			2,375
			2,375
Malaysia (6.0%)
Sovereign (6.0%)
Government of Malaysia,
3.76%, 4/28/11	MYR	2,097	607
3.83%, 9/28/11	3,800		1,099
			1,706
Mexico (11.3%)
Sovereign (11.3%)
Mexican Bonos,
8.00%, 12/17/15	MXN	9,094	813
10.00%, 12/5/24	20,540		2,137
Mexican Bonos, MI10,
9.50%, 12/18/14	2,555		246
			3,196
Nigeria (5.0%)
Corporate (4.6%)
Shell Petroleum Development Co., Credit Linked Notes,
Zero Coupon, 11/19/08 -
5/15/09	$1,308		1,293

Sovereign (0.4%)
UBS AG, Federal Republic of Nigeria, Credit Linked Notes,
Zero Coupon, 3/5/09	NGN	14,400	117
			1,410
Peru (1.5%)
Sovereign (1.5%)
Republic of Peru,
12.25%, 8/10/11	PEN	1,164	433

Poland (3.3%)
Sovereign (3.3%)
Republic of Poland,
4.25%, 5/24/11	PLN	2,325	922

Russia (3.9%)
Sovereign (3.9%)
Citigroup, Inc., OJSC Russian Agricultural Bank, Credit Linked Notes,
Zero Coupon, 2/24/10		$950	790
ING Bank N.V., Russian Agricultural Bank Series 3 Credit Linked Note,
7.34%, 2/18/10	RUB	8,510	316
			1,106
South Africa (10.5%)
Corporate (1.5%)
International Finance Corp.,
11.00%, 7/1/09	ZAR	3,660	439

Sovereign (9.0%)
Republic of South Africa,
13.00%, 8/31/10	19,799		2,536
			2,975
Thailand (9.4%)
Sovereign (9.4%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	59,360	1,759
5.25%, 7/13/13	29,340		906
			2,665
Turkey (10.3%)
Sovereign (10.3%)
Republic of Turkey,
Zero Coupon, 8/5/09 -4/14/10	TRY	4,039	2,510

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Sovereign (cont’d)
16.00%, 3/7/12	TRY	559	$410
			2,920
Total Debt Instruments (Cost $29,594)			27,080

No. of
Warrants
Warrants (0.1%)
Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (Cost $—)(h)	495	18

	Shares
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $655)(o)	655,452	655
Total Investments (98.0%) (Cost $30,249) +		27,753
Other Assets in Excess of Liabilities (2.0%)		577
Net Assets (100%)		$28,330

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $69,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $60,807,000 and $62,039,000, respectively.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $30,249,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,496,000 of which $26,000 related to appreciated securities and $2,522,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AED	2,871	$782	12/1/08	USD	789	$789	$7
BRL	2,242	1,178	10/2/08	USD	1,369	1,369	191
USD	1,005	1,005	12/1/08	AED	3,589	977	(28)
USD	1,223	1,223	10/2/08	BRL	2,242	1,179	(44)
USD	2,389	2,389	10/17/08	EUR	1,684	2,375	(14)
		$6,577				$6,689	$112

AED	—	United Arab Emirates Dirham
BRL	—	Brazilian Real
COP	—	Colombia Peso
EGP	—	Egypt Pound
EUR	—	Euro
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
JPMorgan Chase
	3 Month JIBAR	Pay	10.93%	8/26/10	$4,800	$2
	MXN-TIIE-Banxico	Pay	9.41	7/8/13	5,500	16
	3 Month JIBAR	Receive	9.67	8/27/18	1,300	(4)
						$14

Third Quarter Report

September 30, 2008 (unaudited)

Notes to Portfolio of Investments

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

* Level 1 –	quoted prices in active markets for identical securities
* Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios’ investments carried at value:

					Other	Other	Other
	Investments	Investments	Investments	Total for	Financial	Financial	Financial	Total for Other
	in Securities	in Securities	in Securities	Investments in	Instruments*	Instruments*	Instruments*	Financial
	(Level 1)	(Level 2)	(Level 3)	Securities	(Level 1)	(Level 2)	(Level 3)	Instruments
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Active International
Allocation	$65,891	$694,333	$190	$760,414	$(1,183)	$(614)	$—	$(1,797)
Emerging Markets	451,728	1,657,291	—	2,109,019	—	53	—	53
Global Franchise	33,407	64,328	—	97,735	—	1,914	—	1,914
Global Real Estate	376,739	470,403	800	848,880	—	(86)	—	(86)
Global Value Equity	18,508	31,690	—	50,198	—	(9)	—	(9)
International Equity	229,241	4,107,118	—	4,336,359	—	(963)	—	(963)
International Growth Active
Extension	613	6,776	—	7,389	(16)	3	—	(13)
International Growth Equity	5,028	62,501	—	67,529	—	—	—	—
International Magnum	3,704	66,792	—	70,496	—	29	—	29
International Real Estate	21,689	808,680	—	830,369	—	(161)	—	(161)
International Small Cap	12,435	398,875	—	411,310	—	(12)	—	(12)
Capital Growth	952,383	30,753	—	983,136	—	—	—	—
Focus Growth	9,608	434	—	10,042	—	—	—	—
Large Cap Relative Value	221,704	11,979	—	233,683	—	—	—	—
Small Company Growth	1,241,419	50,463	29,980	1,321,862	—	—	—	—
U.S. Real Estate	957,438	258,673	22,103	1,238,214	—	—	—	—
U.S. Small/Mid Cap Value	20,703	441	—	21,144	—	—	—	—
Emerging Markets Debt	656	27,097	—	27,753	—	126	—	126

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Third Quarter Report

September 30, 2008 (unaudited)

Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	12/31/07	Premiums	gain (loss)	(depreciation)	(sales)	Level 3	9/30/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Active International
Allocation	$—	$—	$—	$—	$—	$190	$190
Emerging Markets	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	200	—	—	@—	600	—	800
Global Value Equity	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	—	—
International Growth Active
Extension	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—
Capital Growth	—	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—
Small Company Growth	7,581	—	—	6,975	7,325	8,099	29,980
U.S. Real Estate	18,833	—	(613)	1,255	2,628	—	22,103
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—
Emerging Markets Debt	114	@—	—	(15)	(99)	—	—

@ Amount is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Other Financial Instruments:

Change in
	Beginning	Accrued		unrealized		Net transfers in
	Balance as of	discounts/	Realized	appreciation	Net purchases	and/or out of	Balance as of
	12/31/07	Premiums	gain (loss)	(depreciation)	(sales)	Level 3	9/30/08
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Active International
Allocation	$—	$—	$—	$—	$—	$—	$—
Emerging Markets	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	—	—
International Growth Active
Extension	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—
Capital Growth	—	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—
U.S. Real Estate	—	—	—	—	—	—	—
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—

Following is the amounts of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at September 30, 2008:

Third Quarter Report

September 30, 2008 (unaudited)

	Investments in	Other Financial
	Securities	Instruments
Portfolio	(000)	(000)
Active International
Allocation	$(608)	$—
Emerging Markets	—	—
Global Franchise	—	—
Global Real Estate	@—	—
Global Value Equity	—	—
International Equity	—	—
International Growth Active
Extension	—	—
International Growth Equity	—	—
International Magnum	—	—
International Real Estate	—	—
International Small Cap	—	—
Capital Growth	—	—
Focus Growth	—	—
Large Cap Relative Value	—	—
Small Company Growth	6,975	—
U.S. Real Estate	(796)	—
U.S. Small/Mid Cap Value	—	—
Emerging Markets Debt	—	—

@ Amount is less than $500.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008